Exception Grades
Run Date - 3/5/2025 3:42:24 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Unique Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[redacted]	[redacted]	[redacted]	[redacted]	46788891	25501956			Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-08-14): . Reviewer Comment (2022-05-10): Client elects to waive			08/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46788891	25503579			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.				Reviewer Comment (2022-05-10): Client elects to waive			05/10/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46788891	25503580			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.				Reviewer Comment (2022-05-10): Client elects to waive			05/10/2022	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40450513	25524167			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Document verifying Closing Disclosure was provided to borrower at least three business days prior to closing was not provided in file.				Reviewer Comment (2022-05-11): XXXXX received XX/XX/XX CD. Seller Comment (2022-05-09): CD	05/11/2022			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40450513	25532253			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The statement reflecting the current HELOC payment was not found in the file for the property at XXXXX. The loan application reflects the payment as $775.63 and the last statement found reflects $379.65.				Reviewer Comment (2022-05-10): The Mortgage payment for 2nd lien in the amount of $379.65 verified from the bank statement and the credit report. Document associated. Exception cleared. Seller Comment (2022-05-09): The amount of 379 that that appears on the statement matches the amount listed on the credit report. The higher amount was entered in error.	05/10/2022			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46973063	30607646			Credit	Guideline	Guideline Issue	Guideline	Missing required Transcripts (1040).	-	XXXXX 1040 or W-2 Transcript is missing for XXXXX				Reviewer Comment (2024-04-18): XXXXX and XXXXX Transcript is received. Exception Cleared Buyer Comment (2024-04-17): Transcripts	04/18/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46973063	30607647			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require XX/XX/XX Mortgage payment History for primary Resident "XXXXX" and a standard VOR completed by a professional management company or bank statements/canceled checks and a lease agreement to document the term and payment are required for Previous rented property "XXXXX " to meet 24 months housing requirement.				Reviewer Comment (2024-03-26): VOR provided for XXXXX Buyer Comment (2024-03-25): VOR Reviewer Comment (2024-03-12): Received same Document. Require XX/XX/XX Mortgage payment history primary Resident "XXXXX" and a standard VOR completed by a professional management company or bank statements/canceled checks and a lease agreement to document the term and payment are required for Previous rented property "XXXXX " to meet 24 months housing requirement. Buyer Comment (2024-03-11): Credit	03/27/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46973063	30607648			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $10,957.39 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Complete Pages of Loan Estimates (LE's) is missing which were issued/Printed on XX/XX/XX, XX/XX/XX. (Only 3rd page Provided)				Reviewer Comment (2024-03-12): XXXXX received LEs and available COC suffice. Buyer Comment (2024-03-11): XX/XX/XX, XX/XX/XX and XX/XX/XX LE's	03/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	46973063	30607649			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10,704.55 exceeds tolerance of $10,704.00. Insufficient or no cure was provided to the borrower.	Complete Pages of Loan Estimates (LE's) is missing which were issued/Printed on XX/XX/XX, XX/XX/XX. (Only 3rd page Provided)				Reviewer Comment (2024-03-12): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception." Buyer Comment (2024-03-11): Please see uploaded LE's	03/12/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	46973063	30607650			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $10,704.55 exceeds tolerance of $10,704.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception."				Reviewer Comment (2024-03-12): Sufficient Cure Provided At Closing		03/12/2024		1		A		A		A		A		A		FL	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924841			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to DTI exception.				Reviewer Comment (2024-05-10): Exception Cleared, received 12 months Business bank statement for Account XXXXX reflects payment made by business for XXXXX Loan and received All Business bank statements and Personal Account statements along with IRA statements. Buyer Comment (2024-05-09): waterfall	05/10/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924842			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	Missing the required lease agreement.				Reviewer Comment (2024-05-10): Lease agreement received. Exception cleared. Buyer Comment (2024-05-09): Please see rental lease agreement for XXXXX with deposit for $3k and $6k first months rent. This was provided in the original package).	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924843			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 58.07261% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	XXXXX was omitted per the approval and AUS. 12 months bank statements and CPA LOE showing paid by business were required and not provided.
Reviewer Comment (2024-05-10): Exception Cleared, received 12 months Business bank statement for Account XXXXX reflects payment made by business for XXXXX Loan.
Buyer Comment (2024-05-09): (We provided business bank statement from XXXXX reflecting XXXXX auto payments of $2401.55 from XXXXX - XXXXX. Along with cpa letter. Excluding debt meet agency requirements. Use of business funds have no adverse effect to the business, cash flow provided)
Buyer Comment (2024-05-09): Please see rental lease agreement for XXXXX with deposit for $3k and $6k first months rent. This was provided in the original package).

																			05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924846			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	AUS Findings: Investor qualifying total debt ratio discrepancy.		XXXXX was omitted per the approval and AUS. 12 months bank statements and CPA LOE showing paid by business were required and not provided.				Reviewer Comment (2024-05-10): Exception Cleared, received 12 months Business bank statement for Account XXXXX reflects payment made by business for XXXXX Loan. Buyer Comment (2024-05-09): DUPLICATE:::: We provided business bank statement from XXXXX reflecting XXXXX auto payments of $2401.55 from XXXXX - XXXXX. Along with cpa letter. Excluding debt meet agency requirements)	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924847			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS Findings: Qualifying asset balance discrepancy.		Missing the asset documentation shown on the application and AUS.				Reviewer Comment (2024-05-10): Exception Cleared, received All Business bank statements and Personal Account statements along with IRA statements. Buyer Comment (2024-05-09): Used 3 XXXXX personal $XXX, XXXXX 2 investments $XXX, XXXXX 3 IRAs $XXX5 = subtotal $XXX business accts $XXXX = total $XXXXX sufficient to cover 120% of ftc. Total funds to close are $XXX, as reflected on the final cd.) See 1008, assets & final CD.	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924848			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		XXXXX was omitted per the approval and AUS. 12 months bank statements and CPA LOE showing paid by business were required and not provided.				Reviewer Comment (2024-05-10): Exception Cleared, received 12 months Business bank statement for Account XXXXX reflects paymet made by business for XXXXX Loan. Buyer Comment (2024-05-09): DUPLICATE	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924849			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-05-08): Received Verification of employment within 10 business days of the Note. Exception cleared. Buyer Comment (2024-05-07): voe upld	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924850			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Verification(s) of employment is not within 10 business days of the Note.				Reviewer Comment (2024-05-08): Received Verification of employment within 10 business days of the Note. Exception cleared. Buyer Comment (2024-05-07): voe's upld to trailing docs	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924851			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1		Appraisal is not provided in the file.				Reviewer Comment (2024-05-08): Received Appraisal Report and verified the information. Exception cleared. Buyer Comment (2024-05-07): aprsl upld	05/08/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924853			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Missing the asset documentation shown on the application and AUS.				Reviewer Comment (2024-05-10): Exception Cleared, received All Business bank statements and Personal Account statements along with IRA statements. Buyer Comment (2024-05-09): DUPLICATE	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924854			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.						Reviewer Comment (2024-05-08): Received Appraisal Report and verified the information. Exception cleared. Buyer Comment (2024-05-07): aprsl upld to trl docs is effective XX/XX/XX, no disaster rpt needed.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924855			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Appraisal is missing in the file.				Reviewer Comment (2024-05-13): Received confirmation of appraisal report e-mail to borrower of appraisal effective date XX/XX/XX & XX/XX/XX. Exception Cleared. Buyer Comment (2024-05-10): proof Buyer Comment (2024-05-10): XX/XX/XX app Reviewer Comment (2024-05-08): Evidence the borrower was provided a copy of appraisal within 3 business days prior to consummation for Appraisal Reports dated XX/XX/XX and XX/XX/XX are required. Exception remains. Buyer Comment (2024-05-07): aprsl upld to trailing docs	05/13/2024			1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924856			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to DTI exception and missing income/asset documentation.				Reviewer Comment (2024-05-10): Exception Cleared, received 12 months Business bank statement for Account XXXXX reflects payment made by business for XXXXX Loan and received All Business bank statements and Personal Account statements along with IRA statements. Buyer Comment (2024-05-09): waterfall	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924857			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing asset documentation and documentation so support rental income on departing residence.				Reviewer Comment (2024-05-10): Exception Cleared, received All Business bank statements and Personal Account statements along with IRA statements. Buyer Comment (2024-05-09): dup	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924858			Credit	Asset	Asset Documentation	Asset	Asset documentation requirements not met.		Missing asset documentation shown on application and AUS.				Reviewer Comment (2024-05-10): Exception Cleared, received All Business bank statements and Personal Account statements along with IRA statements. Buyer Comment (2024-05-09): duplicate	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924859			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing documentation to support rental income used on departing residence.				Reviewer Comment (2024-05-08): Received Verifications of employment within 10 business days of the Note. Exception cleared.	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924860			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing mortgage statement, insurance verification, and lease agreement.
Reviewer Comment (2024-05-10): Mortgage statements reflecting taxes and insurance escrowed provided.
Reviewer Comment (2024-05-10): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Insurance Verification, Lease Agreement, Statement
Buyer Comment (2024-05-10): mtg statement for XXXXX was provided documenting taxes & ins.
Reviewer Comment (2024-05-10): Received Lease agreement. However file missing mortgage statement, insurance verification for property address :  XXXXX. Provided Tax certificate does not have property address. Exception remains.
Buyer Comment (2024-05-09): (We provided Mtg statement from XXXXX which reflects escrows for taxes & ins / $1180.37. We also provided the executed rental lease agreement.

																			05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924861			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Missing Mortgage statement, insurance and tax verification.				Reviewer Comment (2024-05-10): Received Mortgage statement, insurance and tax verification for Property address. XXXXX. Exception cleared. Buyer Comment (2024-05-09): (We provided docs on XXXXX. OXXXXX.HOI. Taxes paid by Coop, hoa includes taxes).	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924862			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Missing required appraisal.				Reviewer Comment (2024-05-08): Received Appraisal Report and verified the information. Exception cleared. Buyer Comment (2024-05-07): aprsl upld to trailing docs	05/08/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47659056	30924863			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2						Reviewer Comment (2024-05-13): Received Secondary Valuation, information validated. Exception Cleared. Buyer Comment (2024-05-10): cda	05/13/2024			1		A		A		A		A		A		TX	Primary	Purchase		D	A	D	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41225092	31311774			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $703.60 exceeds tolerance of $580.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-07): Sufficient Cure Provided At Closing		08/07/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41030807	31768958			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		The file was missing a copy of the Security Instrument.				Reviewer Comment (2024-10-07): Received Security Instrument. Exception cleared.	10/07/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41030807	31768961			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The file was missing a copy of the AUS.				Reviewer Comment (2024-10-15): Received AUS. Exception cleared.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41030807	31768964			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 54.38236% exceeds Guideline total debt ratio of 50.00000%. Approval in file reflects loan was approved with DTI of 54.38% and max allowed per guidelines is 50%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-15): Client elects to waive. Comp factors: 41 months reserves, 788 FICO, and 64% LTV. Reviewer Comment (2024-10-15): EXCEPTION HISTORY - Exception Explanation was updated on 10/XX/2024 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 54.38236% exceeds Guideline total debt ratio of 50.00000%. Buyer Comment (2024-10-11): GS to review			10/15/2024	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41030807	31770750			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-10-15): GS waived DTI requirement. Exception cleared.	10/15/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41030807	31770751			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 51.18922% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-15): Client elects to waive. Comp factors: 41 months reserves, 788 FICO, and 64% LTV. Reviewer Comment (2024-10-15): EXCEPTION HISTORY - Exception Detail was updated on 10/15/2024 PRIOR Exception Detail: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 54.38236% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) Buyer Comment (2024-10-11): GS to review			10/15/2024	2	C	B	C	B	C	B	C	B	C	B		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41030807	31770752			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-10-15): GS waived DTI requirement. Exception cleared.	10/15/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		D	B	D	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49048141	31680512			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-10-04): Received CDA verified and updated the details. Exception Cleared. Reviewer Comment (2024-09-30): Effective date in provided CDA report does not match with Appraisal report. Per 1004 effective date is 7/XX/XX/XX. Please provide corrected CDA report. Exception remains.	10/04/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	B	A	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49048141	31772466			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.
Borrower has verified disposable income of at least $2500.00.
Borrower has worked in the same position for more than 3 years.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-22): Client elects to waive. Comp factors: 65% CLTV, 720 FICO & 20mo reserves Reviewer Comment (2024-10-21): Client to review. Reviewer Comment (2024-10-18): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Disaster Name: XXXX Disaster Declaration Date: XX/XX/XX Reviewer Comment (2024-10-18): No end date declared yet. PDI verifying no damage cannot be accepted until an end date is declared. Reviewer Comment (2024-10-04): Received Property Completion Report verified and updated the details. Exception Cleared.			10/22/2024	2		B		B		B		B		B		FL	Primary	Purchase		D	B	A	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48371306	31952128			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/22/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47168589	32195605			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or afte rXX/XX/XX declared end date.				Reviewer Comment (2024-12-03): 442 provided reflecting no damage. Exception cleared. Reviewer Comment (2024-11-25): Client to review	12/03/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47168589	32195684			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-10): Evidence of the undiscounted rate and undiscounted rate price provided.	12/10/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47168589	32195685			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.02478% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $4XXXX vs. an allowable total of $XXX (an overage of $XXXX%).	QM Points and Fees exceed allowable threshold by $XXXX or 1.02478%.				Reviewer Comment (2024-12-10): Evidence of the undiscounted rate and undiscounted rate price provided. Seller Comment (2024-12-06): (XXXXX) The discount points are bona fide. $7,300 was excluded from the QM points and Fees calculation. All QM tests are passing and the Compliance Ease report which was run on XX/XX/XX reflects passing.	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49525555	31974562			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-6,134.40 exceeds tolerance of $-9,494.00. Insufficient or no cure was provided to the borrower.	Lender Credits was last disclosed as $-9494.00 on LE but disclosed as $-6,134.40.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-11-01): XXXXX received rate lock dated XX/XX/XX Seller Comment (2024-10-30): On XX/XX/XX there was a relock on the file that caused pricing to increase. On wholesale loans lock actions are acceptable changes and circumstance. A Closing Disclosure went out to the Borrower on the same day. Final Cost to the Borrower of -0.639% or -$XXX. Please see attached lock confirmation and Closing Disclosure.	11/01/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49525555	31974570			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end dated.				Reviewer Comment (2024-11-08): Disaster end date updated. Exception replaced. Reviewer Comment (2024-11-08): Provided Property Inspection report is already in file dated XX/XX/XX, however the most recent disaster end date was XX/XX/XX, Provide a post-disaster inspection report (after disaster end date XX/XX/XX) verifying that there was no damage. Exception remains. Seller Comment (2024-11-07): Please see attached.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49525555	32072821			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Provided Property Inspection report is already in file dated XX/XX/XX, however the most recent disaster end date was XX/XX/XX, Provide a post-disaster inspection report (after disaster end date XX/XX/XX) verifying that there was no damage. Exception remains.
Borrower has been employed in the same industry for more than 5 years.
Borrower has verified disposable income of at least $2500.00.
Borrower has worked in the same position for more than 3 years.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The qualifying DTI on the loan is at least 10% less than the guideline maximum.
The qualifying DTI on the loan is less than or equal to 35%.
The representative FICO score exceeds the guideline minimum by at least 40 points.
The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-08): Client elects to waive. Comp factors: 60% LTV, 801 FICO & 47mo reserves			11/08/2024	2		B		B		B		B		B		FL	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47351545	31738272			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.
Reviewer Comment (2024-10-01): Field Review associated and details updated. Exception is cleared.
Seller Comment (2024-09-30): The entirety of the second page is only completed when the appraiser disagrees with the original value, as the appraiser has marked "YES" on page 1 question 10 for if the market value is accurate they would not complete page 2.
Reviewer Comment (2024-09-30): Field Review document is already available in file however REVIEW APPRAISER'S OPINION OF MARKET VALUE Section on page 2 is blank hence not considered. Please provide acceptable document for secondary valuation. Exception remains.
Seller Comment (2024-09-30): Good morning! Please see pgs 749-761 of the original file upload for the secondary valuation. Thank you!

																			10/01/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Purchase		D	B	A	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47351545	31776477			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.
Borrower has worked in the same position for more than 3 years.
Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The representative FICO score exceeds the guideline minimum by at least 40 points.
The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-22): Client elects to waive. Comp factors: 53% CLTV, 807 FICO & 152mo reserves Reviewer Comment (2024-10-21): Client to review. Reviewer Comment (2024-10-18): No end date declared yet. PDI verifying no damage cannot be accepted until an end date is declared. Reviewer Comment (2024-10-09): Received Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-10-08): Clear disaster inspection			10/22/2024	2		B		B		B		B		B		NC	Primary	Purchase		D	B	A	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47571781	31851709			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47571781	31851725			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-10-16): Client elects to waive.			10/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47571781	31851729			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $297.79 compared to the calculated total of payments of $XXXX which exceeds the $35.00 threshold.	Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $297.79 compared to the calculated total of payments of $XXX which exceeds the $35.00 threshold.				Reviewer Comment (2024-10-16): XXXXX received copy of the XX/XX/XX PCCD & LOE to borrower. However, costs in Section D increased from the Final CD which resulted in the Final CD being underdisclosed over tolerance of $297.79. Cure would include Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $297.79, proof of mailing and proof of reopening of rescission on this material disclosure violation.		12/11/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47571781	32361003			Compliance	Compliance	Federal Compliance	TILA	TILA Extended Rescission: Inaccurate material disclosures provided to borrower at consummation on a rescindable transaction resulting in extended rescission rights (3 years from consummation). Re-disclosure of accurate material disclosures, LOE, re-opening of rescission and proof of delivery required.		XXXXX received Corrected CD, LOE to borrower, copy of cure refund and proof of mailing for TOP underdisclosure violation. Missing proof of reopening of rescission to all consumers to finalize cure requirements.				Reviewer Comment (2024-12-19): Proof of Delivery, and Re-opened Rescission to XX/XX/XX using the correct notice of rescission model form were provided.		12/19/2024		2		B		B		B		B		B		CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct notice of rescission model form	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45768168	31789631			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-19): Received income documentation. Exception cleared.	12/19/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45768168	31789632			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 64.81349% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 64.81349% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)				Reviewer Comment (2024-12-19): Received income documentation. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45768168	31789634			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $56.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $56.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-10-23): XXXXX received valid COC dated XX/XX/XX
Seller Comment (2024-10-21): Cofc was entered and approved on XX/XX/XX, the XXXXX internal cofc form was printed to the file the following day. Please see attached cofc history and revised document
Reviewer Comment (2024-10-08): XXXXX received COC dated XX/XX/XX, however fee added on CD dated XX/XX/XX which is prior to COC date. A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
Seller Comment (2024-10-07): Please see attached accepted Change Of Circumstances Request, and Underwriting Appraisal Re-Inspection Fee Condition. There was a valid COFC accepted for adding the Appraisal Re-Inspection Fee. Please see attached UW condition, the Underwriter conditioned for a Appraisal Re-Inspection Fee on XX/XX/XX in order to proceed with underwriter.

																			10/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45768168	31789901			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45768168	31790686			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 64.81349% exceeds Guideline total debt ratio of 50.00000%. Lender used higher rental income for property at XXXXX than calculated. Lender reflects income as $6304.54, however calculated is $1,144.99.
Reviewer Comment (2024-12-19): Received income documentation. Exception cleared.
Reviewer Comment (2024-12-05): File follows XXXXX which stats the following for Interest and Dividend income: The taxable interest and dividend income that is reported on IRS Form 1040, Schedule B, may be counted as stable income only if it has been received for the past two years. However, the income cannot be counted if the borrower is using the interest-bearing or dividend-producing asset as the source of the down payment or closing costs.
Any taxable interest or dividend income that is not recurring must be deducted from the borrower's cash flow.
Tax-exempt interest income may be counted as stable income only if it has been received for the past two years and is expected to continue. If so, this income can be added to the borrower's cash flow.  If seller is asking to have this income considered, please have additional income documentation provided. The selling guide does not indicate statements from unfiled tax returns are allowed.
Seller Comment (2024-12-04): XX/XX/XX CW - See attached statements. XXXXX reflects $8211.04 in D&I YTD, Discover reflects $5962.70 Interest YTD, XXXXX reflects $251.75 year to date, and XXXXX shows $18,498.03 YTD. This totals the $32923.52.
Reviewer Comment (2024-12-03): Provided UW worksheet reflects $32923.52 income for the year XXXXX however we are unable to determine this amount from provided bank statement. Please provide income worksheet evidencing how $32923.52 are derived. Exception remains.
Seller Comment (2024-12-02): XX/XX/XX CW - See attached calc, this is a XXXXX and XXXXX average, using XXXXX returns and XXXXX statements already provided. Guidelines require a 2 year review of this income. The $32923.52 for XXXXX is their combined total interest payments on all XXXXX year end statements.
Reviewer Comment (2024-11-29): Provided XXXXX tax rerurns for dividend calculation, Please provide UW Income calculation worksheet from XXXXX statements or XXXXX tax returns. Exception Remains.
Seller Comment (2024-11-27): XX/XX/XX CW - Per XXXXX B3-3.1-09, copies of the borrower's signed federal income tax returns, OR copies of account statements can be used to calculate. We used a 2-year average using XXXXX returns and XXXXX statements.
Reviewer Comment (2024-11-26): Provided UW worksheet shows the dividend calculation for the year XXXXX, and XXXXX is already calculated. Please provide XXXXX tax returns. Exception remains.
Seller Comment (2024-11-25): XX/XX/XX CW - Please see attached income worksheet and statements to support $1,593.36 Dividends/Interest Calculation
Reviewer Comment (2024-11-22): Note document for $XxX is reflects payee name as (XXXXX). Please provide supporting documents for the same. Also please note that, after considering both Notes receivable income, DTI still exceeds guidelines limit. Exception remains.
Seller Comment (2024-11-21): XX/XX/XX CW - See attached note for $XXX, unclear what clarification is needed, the income is documented and received by the borrowers.
Reviewer Comment (2024-11-20): Provided Note documents has been reviewed for the amount of $XXX, however it reflects the "XXXXX" which is owned by both borrowers per bank statement, please provide clarification on this. Also, note that Note document for the amount of $XXX is missing. Exception remains.
Seller Comment (2024-11-19): XX/XX/XX CW - We agree income for this property was miscalculated, however the borrower has sufficient other income to qualify. Additional income includes 2 Notes Receivable for $XXX and $XXX, required minimum distributions from their IRAs from XXXXX ($XXX) and XXXXX ($XXX), and Dividends and Interest claimed on tax returns and additional asset statements for XXXXX to average income over 2 years for guideline. See attached.

																			12/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45768168	31790974			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.					Reviewer Comment (2024-12-19): Received income documentation. Exception cleared.	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41447213	31852285			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $58,535.00 Provide updated policy reflecting minimum coverage of $1,026,035 OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2024-11-18): Additional coverage updated from Replacement Cost Estimator and document associated. Sufficient amount of insurance coverage available. Exception is cleared.
Reviewer Comment (2024-10-22): Please note that, Extended replacement cost will be 25% not 125%. Currently we have Dwelling of $XXX + 25% Extended Replacement cost $XXX. Total $XXX which is insufficient coverage. Please provide updated Hazard Insurance Policy or Replacement Cost Coverage (RCE). Exception remains.
Seller Comment (2024-10-21): (XXXXX) There is an additional extended replacement of 125% which would be $XXX + Dwelling of $XXX for a total coverage of $XXX Wouldn't this be the correct amount the policy insures, is that correct?

																			11/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41447213	31858281			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Title policy account not stated	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41598799	32021967			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45973717	31829512			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $998.60 exceeds tolerance of $975.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $998.60 exceeds tolerance of $975.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-07): Sufficient Cure Provided At Closing		10/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45973717	31829513			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $275.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $275.00 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-07): Sufficient Cure Provided At Closing		10/07/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45973717	31829531			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42751522	31952856			Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	-	The file is missing documentation confirming the condo project is warrantable.				Reviewer Comment (2024-10-29): Warrantable Project Attestation Form received and associated. Exception is cleared. Seller Comment (2024-10-28): XX/XX/XX AMB: Please see attached.	10/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42751522	31952876			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,922.62 exceeds tolerance of $-6,450.67. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,922.62 exceeds tolerance of $-6,357.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-06): Lender credit was reduced via a rebaseline event (repricing). Seller Comment (2024-11-04): Disagree - Please see attached Final Seller Closing Disclosure page one, Closing Disclosure PCCD page 3, and Final Settlement Statement page 1. There was a seller credit given that states it was to cover the extension.	11/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44887073	31997218			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44887073	31997790			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Title - Processing Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $100.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-12-05): XXXXX Received Corrected PCCD and LOE moving fee to section C. Reviewer Comment (2024-11-06): XXXXX received PCCD, however Title - processing fee got added on PCCD sec B. Cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44887073	31998032			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45543108	31812239			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/04/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45543108	31812241			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
Reviewer Comment (2024-10-16): Client elects to waive.
Seller Comment (2024-10-16): The broker /broker office (XXXXX) is not affiliated with any other payees on this loan transaction, so an affiliated business disclosure was not provided. The affiliated business disclosure on file was provided by title regarding titles affiliations (of which were also not associated with the loan). This is not a material finding, please clear exception
Reviewer Comment (2024-10-14): Exception is for affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application. No new documentation provided. Exception remains.
Seller Comment (2024-10-14): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.

																					10/16/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45581859	32047880			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/04/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45581859	32047881			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/04/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45581859	32047941			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.
Reviewer Comment (2024-11-21): Received and associated Third Party Verification of Employment within 10 days of closing. Exception is cleared.
Seller Comment (2024-11-21): Attached.
Reviewer Comment (2024-11-12): Provided VOE dated XX/XX/XX which is after Note date (XX/XX/XX), please provide VVOE within 10 business days of the note. Exception Remains.
Seller Comment (2024-11-11): VOE uploaded
Reviewer Comment (2024-11-08): Paystub is not acceptable in lieu of VVOE. Please provide VVOE within 10 business days prior to the note date. Exception remains.
Seller Comment (2024-11-08): Please advise if a paystub dated within 10 business days prior to the Note date is acceptable to provide.

																			11/21/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43270231	31997715			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43270231	31998387			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX and XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-11-07): Client elects to waive. Seller Comment (2024-11-07): TR Docs for Review Reviewer Comment (2024-10-31): Client to review.			11/07/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46855883	31901753			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.							10/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46855883	31901755			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-10-22): XXXXX received initial CD. Seller Comment (2024-10-21): attached	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46855883	31901777			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46855883	31902953			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $860.00 exceeds tolerance of $845.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-10-14): Sufficient Cure Provided At Closing		10/14/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44298088	32020001			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-20): Third party verification of business was provided.	11/20/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44298088	32020002			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	The file was missing a copy of the third-party document.				Reviewer Comment (2024-11-20): Third party verification of business was provided. Seller Comment (2024-11-18): XXXX Reviewer Comment (2024-11-15): Third party verification provided is dated post closing and is required within 120 days prior to consummation. Exception remains. Seller Comment (2024-11-13): XXX	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44298088	32020003			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	The file was missing a copy of the third-party document.				Reviewer Comment (2024-11-20): Third party verification of business was provided. Seller Comment (2024-11-18): XXXX Reviewer Comment (2024-11-15): Third party verification provided is dated post closing and is required within 120 days prior to consummation. Exception remains. Seller Comment (2024-11-13): XXXX	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44298088	32020582			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 10.97 is less than Guideline PITIA months reserves of 12.00.				Reviewer Comment (2024-11-14): Received bank statement, assets recalculated as per bank statement and updated same. Exception cleared. Seller Comment (2024-11-13): Bank statement	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44298088	32020594			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.				Reviewer Comment (2024-11-20): Third party verification of business was provided.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44252815	31909843			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-10-28): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared. Seller Comment (2024-10-28): XX/XX/XX SW-Please see attached and clear. Thank You	10/28/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44252815	31909850			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-10-29): Title provided.	10/29/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41150282	32075398			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $4,322.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Extension Fee was last disclosed as $0.00 on LE but disclosed as $4,322.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $4,322.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-25): XXXXX received a valid COC. Seller Comment (2024-11-23): change circumstances	11/25/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41150282	32075399			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,900.00 exceeds tolerance of $1,400.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $1,400.00 on LE but disclosed as $1,900.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $500.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-12-05): XXXXX received valid COC document.
Seller Comment (2024-12-04): hello - documents showing notification of appraisal charges was uploaded with the change of circumstances, so you have that in your files - the notification from the appraisal management company XXXXX was received on XX/XX/XX as per documentation provided to XXXXX already, and the change of circumstance is dated XX/XX/XX.  You will see on the communication from the appraisal management company XXXXX that the order was placed on XX/XX/XX with requested due date of XX/XX/XX, this is considered a rush.  please review the appraisal to see the complexity of the property.  the contract shows all contingencies will be removed 18 days after contract acceptance, contract signed by borr XX/XX/XX so contingency ends XX/XX/XX (18 days later) which is why the appraisal had to be requested on a rush... the borr did not make application with us until XX/XX/XX, appraisal ordered XX/XX/XX with requested due date of XX/XX/XX due to contract contingency. please let me know if you have any other questions
Reviewer Comment (2024-12-02): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the fee was increased and why the rush was requested and what was complex about the property.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
Seller Comment (2024-11-27): Since the 2nd appraisal was valid and redisclosed in time we wouldn't need to cure them, LO just added an additional credit to help offset the additional charges, but was not required to
Reviewer Comment (2024-11-25): XXXXX received COC stating "Lender credit applied for Appraisal fee of $2248" whereas the lender credit is applied for loan discount point fee. Kindly provide a valid COC for the fee increase or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
Seller Comment (2024-11-23): change circumstances

																			12/05/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41150282	32075400			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $125.00. Insufficient or no cure was provided to the borrower.	Appraisal Re-Inspection Fee was last disclosed as $125.00 on LE but disclosed as $250.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $125.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-25): XXXXX received a valid COC. Seller Comment (2024-11-23): change of circumstances	11/25/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43587246	31959455			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-08): Client elects to waive. Comp factors: 773 FICO, 17mo reserves & on job 10 yrs Reviewer Comment (2024-11-08): A PDI cannot be accepted to verify the subject property was not damaged until after the end date of the disaster has been identified by FEMA. Exception remains. Seller Comment (2024-11-07): Please see attached.			11/08/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40151721	31953222			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2024-11-08): Disaster end date updated. Exception replaced. Reviewer Comment (2024-11-08): Received PDI reflects inspection date as XX/XX/XX however FEMA disaster end date is XX/XX/XX. Please provide inspection report which reflects inspection date on or after XX/XX/XX. Exception remains. Seller Comment (2024-11-07): Please see attached.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40151721	32074697			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-08): Client elects to waive. Comp factors: 792 FICO, 23mo reserves & 12yrs on job			11/08/2024	2		B		B		B		B		B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49058265	32273684			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/02/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47114681	32239432			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47114681	32240567			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $25.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Transfer Tax was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $25.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-22): Sufficient Cure Provided At Closing		11/22/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47114681	32240727			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-29): XXXXX received XX/XX/XX Initial CD, 3 business days prior to the consummation. Seller Comment (2024-11-27): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	11/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47058453	31911490			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/15/2024	2	B	B	B	B	B	B	B	B	B	B		SD	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47058453	31911538			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-10.36 exceeds tolerance of $-1,308.25. Insufficient or no cure was provided to the borrower.	Lender Credit was last disclosed as $-1,308.25 on LE but disclosed as $-277.36 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $1030.89, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-10-21): XXXXX received valid rate lock document. Seller Comment (2024-10-18): Disagree: There was a Loan amount change on XX/XX/XX that caused an adjustment to the LTV. Due to this, the price adjust for LTV changed making the final cost adjust as well. Final price went from -0.647% or $XXX to -0.472% or -$XXX.	10/21/2024			1	C	A	C	A	C	A	C	A	C	A		SD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49455532	31975907			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-10-31): XXXXX received initial CD. Seller Comment (2024-10-30): Please see the attached TRID Disclosure History and initial Closing disclosure that shows the borrower was sent the initial Closing Disclosure on XX/XX/XX and consented to it on XX/XX/XX. This meets the 3 business days before the closing date of XX/XX/XX.	10/31/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43935059	31958483			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/23/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43176588	31976771			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Desk Review Fee was last disclosed as $0.00 on LE but disclosed as $350.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2024-11-18): XXXXX received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.		11/18/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43176588	31976856			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/25/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45940678	32086466			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $858.60 exceeds tolerance of $735.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $735.00 on Loan Estimate but disclosed as $858.60 on Final Closing Disclosure. Insufficient or no cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-18): XXXXX: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Seller Comment (2024-11-14): Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal Fee.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45940678	32086507			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $124,000.00. Provide updated policy reflecting minimum coverage of $1,364,000.00 OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
Reviewer Comment (2024-11-20): Received policy states additional coverage which cover the rebuilt cost, verified and updated as per document. Exception remains.
Seller Comment (2024-11-19): XX/XX/XX CW - The Additional Insurance line and the Buried Utility Line are two separate items and are not related. Remarks section states ther was addtional premium for increasing the coverage due to XXXXX. XXXXX provided the RCE and the additional insurance is specifically so that we cover the RCE provided by XXXXX
Reviewer Comment (2024-11-18): Amount $310,000.00 listed in HOI policy does not reflects that it is additional/extended replacement cost coverage. It is mentioned as HO BR SL 21 (Buried Utility Lines) hence not considered. Exception remains.
Seller Comment (2024-11-15): XX/XX/XX CW - Insurance Policy lists $310,000 in additional amount of insurance. This combined with the base $XXX is sufficient dwelling coverage.

																			11/20/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45940678	32153862			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $858.60 exceeds tolerance of $735.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-18): Sufficient Cure Provided At Closing		11/18/2024		1		A		A		A		A		A		UT	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32168561			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							11/22/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32168567			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.
Borrower has been employed in the same industry for more than 5 years.
Borrower has verified disposable income of at least $2500.00.
Borrower has worked in the same position for more than 3 years.
Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-03): Client elects to waive. Comp factors: 775 FICO, 57% CLTV & 514k in reserves Reviewer Comment (2024-11-26): Client to review. Inspection report provided in file is post disaster declaration date and end date is not yet reflect in system. Seller Comment (2024-11-25): Attached			12/03/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32168581			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $332,000 Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-12-05): Received RCE $XXXx, verified and updated the details. Excepiton Cleared. Seller Comment (2024-12-04): Attached Reviewer Comment (2024-11-26): Subject property valuation amount is XXXX, 80% of this is $XXX As HOI Coverage is XXX Insufficient of $XXX. Provide copy of RCE to cover the current coverage amount. Exception remains. Seller Comment (2024-11-25): Good Evening, There is sufficient HOI dwelling coverage $XXX x 25%= $XXX. The loan amount is $XXXX. This suffice in clearing the condition.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32175355			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $105.00 plus 10% or $115.50. Insufficient or no cure was provided to the borrower.	"Correction agreement must be recorded to close" is not valid reason for an increase in fees per change circumstance document.
Reviewer Comment (2024-12-09): SitusAMC received valid COC document.
Seller Comment (2024-12-06): Attached
Reviewer Comment (2024-12-01): SitusAMC received LOX. However,we would require correction agreement as mentioned on LOX or supporting document for the same in order to clear the exception.
Seller Comment (2024-11-27): Attached
Seller Comment (2024-11-27): Per Settlement Agent the correction agreement allows the Attorney's office to sing on behalf of the buyers post-closing if anything needs to be corrected or signed. Not understanding why this not a valid reason
Reviewer Comment (2024-11-26): SitusAMC COC dated 10/XX2024 shows recording fee increased due to record of correction agreement; however, file does not contain any correction agreement. Provide supporting document along with additional information regarding what corrections made.
Seller Comment (2024-11-26): Good Morning,
On 10/XX Loan Estimate. There was a increase of $26 to record a Correction Agreement. Bring the recording fees to $131.00. On the Final CD the recordings fee decrease back down to $116.00. The information is on the COC. Please advise how this is a violation. Thanks!

																			12/09/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32237100			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	File is missing a final seller CD or closing statement for the sale of XXXXX.				Reviewer Comment (2024-11-29): Provided mortgage statement considered for monthly payments since property was not sold prior to closing. Exception Cleared. Seller Comment (2024-11-27): LOX Attached. Reviewer Comment (2024-11-26): Provided purchase contract is not acceptable, please provide final seller CD or closing statement supporting document. Exception remains Seller Comment (2024-11-25): attached	11/29/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32282308			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 70.51884% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 70.51884% significantly exceeds the guideline maximum of 50.00%. Due REO #XXXX, monthly mortgage considered for DTI since it's not sold prior to closing.				Reviewer Comment (2024-12-09): Documentation was provided verifying the mortgage on XXXX was paid off through insurance claim. Seller Comment (2024-12-06): Attached	12/09/2024			1		A		A		A		A		A		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32282309			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 70.51884% significantly exceeds the guideline maximum of 50.00%. Due REO #XXXX monthly mortgage considered for DTI since it's not sold prior to closing.				Reviewer Comment (2024-12-09): Documentation was provided verifying the mortgage on XXX was paid off through insurance claim. Seller Comment (2024-12-06): attached	12/09/2024			1		A		A		A		A		A		NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32282310			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 70.51884% significantly exceeds the guideline maximum of 50.00%. Due REO #XXXX, monthly mortgage considered for DTI since it's not sold prior to closing.				Reviewer Comment (2024-12-09): Documentation was provided verifying the mortgage on XXX was paid off through insurance claim. Reviewer Comment (2024-12-06): Per Lender correspondence provided on 11/XX/2024 (Doc ID XXX), Contract states the closing date for that property wouldn't be until 1/XX/2025 hence considered mortgage payment in DTI calculation. Please provide supporting documents to verify mortgage has been paid off prior to note date so that payment can be excluded to lower DTI. Exception remains. Seller Comment (2024-12-06): Attached	12/09/2024			1		A		A		A		A		A		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43911545	32287639			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Loan is failing QM due to the DTI exceeding guideline maximum.				Reviewer Comment (2024-12-09): Documentation was provided verifying the mortgage on 1838 Queens Rd was paid off through insurance claim.	12/09/2024			1		A		A		A		A		A		NC	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43125912	31900973			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $219.21 compared to the calculated total of payments of $XXXX which exceeds the $100.00 threshold.	Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XX). The disclosed Total of Payments in the amount of $XXXX is under disclosed by $219.21 compared to the calculated total of payments of $XXXX which exceeds the $100.00 threshold.				Reviewer Comment (2024-11-07): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Seller Comment (2024-11-06): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.		11/07/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43125912	31901011			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46285734	32067765			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/07/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46285734	32067777			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,598.45 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,598.45 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-27): XXXXX received valid Changed Circumstances. Seller Comment (2024-11-25): CD with COC Seller Comment (2024-11-25): Please see attached COC. Reviewer Comment (2024-11-19): XXXXX received CD and COC dated XX/XX/XX, however fee again increased to $5598.45 on CD dated XX/XX/XX. A valid Changed Circumstance or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check. Seller Comment (2024-11-15): CD with COC	11/27/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49983395	31928813			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.
Borrower has verified disposable income of at least $2500.00.
Borrower has worked in the same position for more than 3 years.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The qualifying DTI on the loan is at least 10% less than the guideline maximum.
The qualifying DTI on the loan is less than or equal to 35%.
The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-17): Client elects to waive. Comp factors: 767 FICO, 35% DTI & 45% LTV Reviewer Comment (2024-12-11): Client to review. Property Inspection report in file dated XX/XX/XX.			12/17/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45810825	31886528			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/11/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45810825	31886531			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Final LE is required to be received by borrower at least 1 day prior to Initial CD. Based on documentation in file, Final LE was received by borrower on or after date Initial CD was received. Evidence of earlier receipt of LE was not located in file.				Reviewer Comment (2024-11-13): XXXXX received initial Cd. Seller Comment (2024-11-12): Initial CD Reviewer Comment (2024-11-06): XXXXX received e-sign consent.However, we would require initial CD three days prior to closing date. Kindly provide initial CD three days prior to closing date. Seller Comment (2024-11-05): CD docusign indicating XXX date	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Second Home	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46408744	32037472			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be inspected.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-10): Client elects to waive. Comp factors: 762 FICO, 32% DTI & 19mo reserves Reviewer Comment (2024-12-09): Client to review. Received Disaster Inspection reflecting no damage. The subject property is located in a FEMA disaster that does not have a declared end date. Seller Comment (2024-12-09): Please see attached.			12/10/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48408790	32275463			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-12-11): XXXXX received a valid COC.
Seller Comment (2024-12-10): (XXXXX) Please be advised that a 2nd appraisal is not an Automatic requirement, it would be determined after review of the 1st appraisal and SSR scores
Reviewer Comment (2024-12-03): XXXXX Received Revised LE dated XX/XX/XX along with COC stating second appraisal fee added as per jumbo requirement; however, loan is jumbo loan from initial stage and fee should have been charged at the time of initial LE. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

																			12/11/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48408790	32275464			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-12-03): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-12-03): (XXXXX) There was a Cure via a Lender Credit on the Final CD for the $150 re-inspection fee	12/03/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48408790	32275778			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Evidence of earlier borrower consent not found.				Reviewer Comment (2024-12-03): XXXXX Received E-Consent disclosure showing LE sent via fulfillment.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A		ID	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48408790	32349944			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-11): Sufficient Cure Provided At Closing		12/11/2024		1		A		A		A		A		A		ID	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	42155006	32126940			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.				Reviewer Comment (2024-12-09): XXXXX received Letter of Explanation & Corrected Closing Disclosure.		12/09/2024		2	C	B	C	B	C	B	C	B	C	B		VA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	42155006	32126965			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-11-21): Additional coverage updated from Replacement Cost Estimator and revised HOI policy. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-11-21): (XXXXX) Please refer to Pg 7 of the document uploaded	11/21/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46340894	31952111			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/22/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46923469	32060662			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $XXXXX is less than the note amount of $XXXXX based on the Commitment in file.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/06/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49063520	32039793			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file is missing the XXXXX personal and business tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX and XXXXX 1040's and business returns.				Reviewer Comment (2024-11-13): Client elects to waive. Reviewer Comment (2024-11-06): Client to review. Extension in file.			11/13/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40085417	31978140			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2024-11-05): Title provided.	11/05/2024			1	A	A	A	A	A	A	A	A	A	A		HI	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40085417	31978142			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-11-05): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared.	11/05/2024			1	C	A	C	A	C	A	C	A	C	A		HI	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46643157	32090164			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/12/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48169699	32072914			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00.				Reviewer Comment (2024-11-08): Sufficient Cure Provided At Closing		11/08/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48169699	32072915			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $7,535.00 exceeds tolerance of $7,467.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $7,535.00 exceeds tolerance of $7,467.00.				Reviewer Comment (2024-11-08): Sufficient Cure Provided At Closing		11/08/2024		1	A	A	A	A	A	A	A	A	A	A		VA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48312219	32159881			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $215.48 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $90.00 on LE but disclosed as$215.48 on Final Closing Disclosure. File does contain a valid COC for this fee.,				Reviewer Comment (2024-11-19): Sufficient Cure Provided At Closing		11/19/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48312219	32159895			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/21/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41593389	31970844			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41593389	31970845			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Desk Review Fee was last disclosed as $0.00 on LE but disclosed as $350.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $350.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-11-18): XXXXX Received Valid COC dated XX/XX/XX.
Seller Comment (2024-11-14): (XXXXX) Please see attached SSR reflecting risk at 3. SSR dated XX/XX/XX and fee was re-disclosed on XX/XX/XX which was within time.
Reviewer Comment (2024-11-08): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the fee was added as per SSR report CU score is 1.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

																			11/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41593389	31970873			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44874266	32031544			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/31/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44874266	32031545			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/31/2024	2	B	B	B	B	B	B	B	B	B	B		NH	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44874266	32031546			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Closing Disclosure was not provided to Borrower(s) at least three (3) business days prior to closing.				Reviewer Comment (2024-11-07): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	11/07/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44874266	32031549			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Desk Review Fee was last disclosed as $0.00 on LE but disclosed as $205.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $205.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-08): XXXXX received valid COC document and LOE. Reviewer Comment (2024-11-07): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the Appraisal desk review fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44874266	32031550			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $9,979.50 exceeds tolerance of $9,979.00. Insufficient or no cure was provided to the borrower.	Transfer Tax Fee was last disclosed as $9,979.00 on LE but disclosed as $9,979.50 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $0.50, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Seller Comment (2024-11-06): (XXXXX) Please refer to Section J of the Final CD to see the Lender Credit of $0.50 which was associated with a Cure for the difference in Transfer Tax Fee.	11/07/2024			1	C	A	C	A	C	A	C	A	C	A		NH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44874266	32071321			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $9,979.50 exceeds tolerance of $9,979.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-11-08): Sufficient Cure Provided At Closing		11/08/2024		1		A		A		A		A		A		NH	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43500219	31977550			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43500219	31977551			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/25/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43500219	31977553			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,917.70 exceeds tolerance of $1,290.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,917.70 exceeds tolerance of $1,290.00. Insufficient or no cure was provided to the borrower.
Reviewer Comment (2024-12-05): XXXXX received PCCD, LOE, proof of mailing & copy of refund check.
Seller Comment (2024-12-04): Please see the attached Letter of Explanation, Refund Check, PCCD, and Proof of Delivery.
Reviewer Comment (2024-12-03): XXXXX received valid COC and supporting document, however fee is increased on XX/XX/XX CD and COC is dated XX/XX/XX which is after the CD date. A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
Seller Comment (2024-12-02): Please see the attached Appraisal from XX/XX/XX
Reviewer Comment (2024-12-01): XXXXX received UW condition for requirement of second appraisal fee, however, copy of first appraisal is still not in file for review. File has only 1 appraisal received on XX/XX/XX. Please provide missing appraisal report to re-review the exception.
Seller Comment (2024-11-27): Please see the attached UW Condition
Reviewer Comment (2024-11-12): XXXXX received COC for adding XXXXX and second appraisal fee. The COC for adding XXXXX was already applied but there is no copy of second appraisal in file also, the reason for requirement of second appraisal is not there in UW condition why second appraisal is required after XXXXX was received. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs and copy of second appraisal or cure will be required.
Seller Comment (2024-11-11): CofC's, LE, CD, and UW condition.
Seller Comment (2024-11-11): On XX/XX/XX the UW reviewed the appraisal and conditioned for a XXXXX. A CofC was submitted on XX/XX/XX to increase the appraisal fee to include the XXXXX. Once the XXXXX was reviewed the UW then required a secondary valuation on XX/XX/XX. A CofC was submitted on XX/XX/XX and the fee was redisclosed to the borrower on XXXXX. Please see attached CofC's, LE, CD, and UW condition.

																				12/05/2024		2	C	B	C	B	C	B	C	B	C	B		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41271249	32073225			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/08/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43985531	32019117			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $98.00 exceeds tolerance of $90.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-10-30): Sufficient Cure Provided At Closing		10/30/2024		1		A		A		A		A		A		FL	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	46096192	32031328			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end dated.				Reviewer Comment (2024-11-11): Received Post Disaster inspection report, inspection date updated and document associated. Exception is cleared. Seller Comment (2024-11-11): Please see attached	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48655881	32040576			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided						Reviewer Comment (2024-11-08): Hazard Insurance Policy associated and details updated. Exception is cleared. Seller Comment (2024-11-08): XX/XX/XX MM: Please see attached policy	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41606820	32022442			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43483721	32281164			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-5,246.02 exceeds tolerance of $-5,488.00. Insufficient or no cure was provided to the borrower.	Lender Credits Fee was last disclosed as -$5,488.00 on LE but disclosed as -$5,246.02 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $241.98, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-12-05): Upon further review lender credit correctly disclosed to consumer. Seller Comment (2024-12-04): Disagree: There was a Loan amount change on XX/XX/XX that caused an adjustment to the LTV. Due to this, the price adjust for LTV changed and making the final cost adjust as well. Final price went to -0.375% or -$XXXX.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41896782	32045806			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/04/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41896782	32045878			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.
Reviewer Comment (2024-11-19): Per XXXXX the 10-day PCV, when required, must either be obtained no more than 10 Business Days prior to the Note Date, or after the Note Date but prior to the Delivery Date. Post close VVOE provided. Exception cleared.
Reviewer Comment (2024-11-18): Client to review.
Seller Comment (2024-11-15): Please send this to the buyer to get this cleared up. Reminder that this is QM.
Reviewer Comment (2024-11-15): Per 1008 and AUS in file, subject is LP file/XXXXX. AUS/LP does not reflect Paystub is acceptable in lieu of VVOE. Exception remains.
Seller Comment (2024-11-15): XXXXX email will accept paystub since QM.
Reviewer Comment (2024-11-14): Provided VOE dated XX/XX/XX which is after Note date (XX/XX/XX), please provide VVOE within 10 business days of the note. Exception Remains.
Seller Comment (2024-11-13): attached
Reviewer Comment (2024-11-12): Per XXXXX/DU guidelines Paystub is acceptable in lieu of VVOE. However, per 1008 and AUS in file, subject is LP file/XXXXX.  AUS/LP does not reflect Paystub is acceptable in lieu of VVOE. Exception remains.
Seller Comment (2024-11-11): see attached rebuttal.
Reviewer Comment (2024-11-08): Paystub is not acceptable in lieu of VVOE. Please provide VVOE within 10 business days prior to the closing. Exception remains.
Seller Comment (2024-11-07): attached

																			11/19/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46414702	32126479			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2024-11-18): XXXXX received XX/XX/XX CD 3 business days prior to consummation.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46414702	32126481			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Loan Discount Point was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $9.20, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-11-18): XXXXX Received Valid COC along with LE.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		RI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	42291108	31968081			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2024-11-08): Disaster end date updated. Exception replaced. Reviewer Comment (2024-11-08): Provided Property Inspection report is already in file dated XX/XX/XX, however the most recent disaster end date was XX/XX/XX, Provide a post-disaster inspection report (after disaster end date XX/XX/XX) verifying that there was no damage. Exception remains. Seller Comment (2024-11-07): Please see attached.	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42291108	32019223			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $6,875.00 exceeds tolerance of $6,838.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-10-30): Sufficient Cure Provided At Closing		10/30/2024		1		A		A		A		A		A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	42291108	32071916			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Provided Property Inspection report is already in file dated XX/XX/XX, however the most recent disaster end date was XX/XX/XX, Provide a post-disaster inspection report (after disaster end date XX/XX/XX) verifying that there was no damage. Exception remains.
Borrower has been employed in the same industry for more than 5 years.
Borrower has verified disposable income of at least $2500.00.
Borrower has worked in the same position for more than 3 years.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The qualifying DTI on the loan is at least 10% less than the guideline maximum.
The qualifying DTI on the loan is less than or equal to 35%.
The representative FICO score exceeds the guideline minimum by at least 40 points.
The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-08): Client elects to waive. Comp factors: 51% LTV, 800 FICO & 74mo reserves			11/08/2024	2		B		B		B		B		B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45811764	32149462			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-22): Client elects to waive. Comp factors: 765 FICO, 80% LTV & homeowner since XXXXX Reviewer Comment (2024-11-19): Client to review. The appraisal was performed after the FEMA declaration start date but prior to the declared end date. The subject property is located in a FEMA disaster that does not have a declared end date.			11/22/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42615156	32046389			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $100.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing.	Verification Fee was last disclosed as $75.00 on LE but disclosed as $100.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-04): Sufficient Cure Provided At Closing		11/04/2024		1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43777962	32052501			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44941551	32247281			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44941551	32247673			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,188.54 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Extension Fee was last disclosed as $0.00 on Initial closing disclosure but disclosed as $1,188.54 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include$1,188.54 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-12-02): XXXXX Received Valid COC along with CD. Seller Comment (2024-11-29): attached	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41036384	31996502			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $832.70 exceeds tolerance of $740.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $832.70 exceeds tolerance of $740.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-29): Sufficient Cure Provided At Closing		10/29/2024		1	A	A	A	A	A	A	A	A	A	A		MN	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47042665	31969625			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2024-12-17): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44916671	31968769			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/24/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44916671	31968770			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/24/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47937643	32047975			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47937643	32047996			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Verified liquid assets in the amount of $XXXXare insufficient to meet cash to close of XXX0. Final 1008 reflects $XXX verified. However, unable to confirm Funds received from sold property.				Reviewer Comment (2024-11-13): Received settlement statement and same verified and updated. exception cleared. Seller Comment (2024-11-12): Final SS	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47937643	32048033			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Verified liquid assets in the amount of $XXXXare insufficient to meet cash to close of XXX0. Final 1008 reflects $XXX verified. However, unable to confirm Funds received from sold property.				Reviewer Comment (2024-11-13): Received settlement statement and same verified and updated. exception cleared. Seller Comment (2024-11-12): Final SS	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47937643	32048045			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-13): Received settlement statement. Exception cleared.	11/13/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47937643	32048046			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM failure due to insufficient asset documentation. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-13): Received settlement statement. Exception cleared.	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44206861	32021945			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection Fee was last disclosed as $0.00 on LE but disclosed as $200.00 on Final Closing Disclosure. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-30): Sufficient Cure Provided At Closing		10/30/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44206861	32021962			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster area that does not have a declared end date.				Reviewer Comment (2024-11-20): Received Disaster Inspection reflecting no damage. Exception cleared. Seller Comment (2024-11-20): Please see attached.	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44778995	31994885			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/29/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32060476			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Policy provided does not reflect the premium.				Reviewer Comment (2024-11-18): Hazard Insurance Policy with premium associated and details updated. Exception is cleared.	11/18/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32060809			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file is missing a copy of initial application date.				Reviewer Comment (2024-11-13): Received and associated Lender's Initial 1003. Exception is cleared.	11/13/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32060901			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-06): Sufficient Cure Provided At Closing		11/06/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32076123			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Calculated investor qualifying total debt ratio of 50.22415% exceeds Guideline total debt ratio of 50.00000%. Per final 1003 lender used mortgage payment of XXXX for property located at XXXXX, however mortgage statement and credit report in file reflect monthly mortgage payment of $XXX. Rental income loss for the property was calculated higher than the loss reflected on the final 1003.
Reviewer Comment (2024-12-02): Received revised 1003, 1008 and AUS to evidence Bonus income is used for qualification. Most recent income documents are available in file. Renewal of HOI policy is provided in file which reflects higher premium amount ($317.18/month), same has been considered for qualification. Currently DTI is within guidelines limit. Exception is cleared.
Reviewer Comment (2024-12-02): Per guideline, need the borrower's recent paystub and IRS W-2 forms covering the most recent two-year period to be included the Bonus income. Also, require updated final 1003 reflecting the bonus income for borrower XXXX. There is also discrepancy in subject insurance premium between Hazard policy premium shows monthly $317.18 and 1008/AUS approval shows monthly premium as $168.59. Please confirm the discrepancy on subject insurance premium. Exception remains.
Seller Comment (2024-11-29): (XXXXX) It came to our attention that the PMI associated with XXXXX was mistakenly not included.  The accurate PITI was updated and bonus income was added (not originally included) to bring DTI down.  Updated docs with Bonus income uploaded.  Thank you
Buyer Comment (2024-11-25): XXXXX does not make DTI exception on this program
Buyer Comment (2024-11-20): XXXXX to review

																			12/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32076141			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-02): Received revised 1003, 1008 and AUS to evidence Bonus income is used for qualification. Most recent income documents are available in file. Renewal of HOI policy is provided in file which reflects higher premium amount ($317.18/month), same has been considered for qualification. Currently DTI is within guidelines limit. Exception is cleared. Reviewer Comment (2024-11-13): QM failure due to DTI. This exception will be cleared once all ATR specific exceptions have been cured/cleared. Exception remains.	12/02/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32076143			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	QM failure due to DTI. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-02): Received revised 1003, 1008 and AUS to evidence Bonus income is used for qualification. Most recent income documents are available in file. Renewal of HOI policy is provided in file which reflects higher premium amount ($317.18/month), same has been considered for qualification. Currently DTI is within guidelines limit. Exception is cleared.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32076144			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.22415% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Calculated investor qualifying total debt ratio of 50.22415% exceeds Guideline total debt ratio of 50.00000%. Per final 1003 lender used mortgage payment of XXXX for property located at XXXXX, however mortgage statement and credit report in file reflect monthly mortgage payment of XXXX. Rental income loss for the property was calculated higher than the loss reflected on the final 1003.
Reviewer Comment (2024-12-02): Received revised 1003, 1008 and AUS to evidence Bonus income is used for qualification. Most recent income documents are available in file. Renewal of HOI policy is provided in file which reflects higher premium amount ($317.18/month), same has been considered for qualification. Currently DTI is within guidelines limit. Exception is cleared.
Seller Comment (2024-11-29): (XXXXX) It came to our attention that the PMI associated with XXXXX was mistakenly not included.  The accurate PITI was updated and bonus income was added (not originally included) to bring DTI down.  Updated docs with Bonus income uploaded.  Thank you

																			12/02/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45938638	32076152			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.		Hazard Insurance Policy expires within 90 days of the Note Date. Hazard Insurance Policy Expiration Date XX/XX/XX, Note Date XX/XX/XX				Reviewer Comment (2024-11-12): Client elects to waive.			11/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47518224	32090113			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	The verification of employment is missing Borrower's employer 'XXXXX', within 10 business days of the Note.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2024-12-12): Client elects to waive. Comp factors:
Comp factors: 152 months reserves, 70% LTV and 708 FICO.
Reviewer Comment (2024-12-05): Provided third party verification is post dated, Per guidelines Verification of employement within 10 business days of note date. Exception Remains.
Seller Comment (2024-12-04): i believe you already have this copy but sending again in case.  the last voe in file was dated XX/XX/XX.  so the branch had to pull a new voe which is the copy i provided to you on XX/XX/XX.  there are no other voe's. i am unsure why there would be an issue with a voe after the note date - that is even more recent than before the note date?  please advise
Reviewer Comment (2024-12-02): Provided VOE dated XX/XX/XX which is after Note date (XX/XX/XX), please provide VVOE dated within 10 business days of the note. Exception Remains.
Seller Comment (2024-11-29): updated voe

																					12/12/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47518224	32090117			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/12/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47518224	32419008			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing updated credit report.				Reviewer Comment (2024-12-16): Received updated credit report. Exception cleared. Seller Comment (2024-12-16): Credit Report dated XX/XX/XX	12/16/2024			1		A		A		A		A		A		CA	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42283730	32022669			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42283730	32022992			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45972535	32031003			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	The file missing a copy of most recent income documents.				Reviewer Comment (2024-11-07): Client elects to waive. Seller Comment (2024-11-06): XX/XX/XX AMB: Please see that the borrower filed an extension for their XXXXX personal tax returns, the extension form 4868 has been attached to confirm. Reviewer Comment (2024-11-05): The file is missing the XXXXX personal tax returns. Evidence of extension provided in file for XXXXX. The file contained a copy of the XXXXX 1040's. Reviewer Comment (2024-11-04): Client to review.			11/07/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43024578	32085912			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,265.00 exceeds tolerance of $1,250.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee Amount of $1,265.00 exceeds tolerance of $1,250.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-11): Sufficient Cure Provided At Closing		11/11/2024		1	A	A	A	A	A	A	A	A	A	A		NE	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	46667864	32085322			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46667864	32085340			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47717764	31970378			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $1.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Re-Issue Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-10-24): Sufficient Cure Provided At Closing		10/24/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47717764	31970417			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/24/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48901953	32055613			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/05/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43300119	32313628			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			12/09/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45925401	32072887			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/08/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43210624	32281813			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided							12/03/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43210624	32281818			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $783.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $783.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-11-29): Sufficient Cure Provided At Closing		11/29/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43210624	32281819			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Notice of Right to Cancel was not provided.				Reviewer Comment (2024-12-06): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Seller Comment (2024-12-04): This loan is exempt from the right of rescission as it is considered a residential mortgage transaction under TILA 1026.23(f)(1) which is defined under TILA Comment 1026.2(a)(24)-4 to include construction financing. This loan is satisfying the construction loan and providing permanent financing so is a residential mortgage traction which is exempt from right of rescission. Please clear this finding.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	49874660	32044857			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42523264	32157328			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44042557	32223817			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							11/25/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44042557	32223829			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,216.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $750.00 on LE but disclosed as $1,216.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $466.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-12-05): SitusAMC received a valid COC.
Seller Comment (2024-12-04): Attached
Reviewer Comment (2024-11-26): SitusAMC received rebuttal. However, as per the COC dated XXXX Field Review is required for underwriting guidelines. We would require additional information when did the UW became aware of the same. Kindly provide supporting documents for the UW guidelines or provide cure docs. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
Seller Comment (2024-11-26): Good Morning.
The LE that was issued on XXXXhas the Appraisal Fee as $1216.00 and it was disclosed on the Change of Circumstance on XXX.
Please review and advise. thanks

																			12/05/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44042557	32228207			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in FEMA Disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.
Borrower has been employed in the same industry for more than 5 years.
Borrower has verified disposable income of at least $2500.00.
Borrower has worked in the same position for more than 3 years.
Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The representative FICO score exceeds the guideline minimum by at least 40 points.
The representative FICO score is above 680.
																	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-03): Client elects to waive. Comp factors: 788 FICO, 67% LTV & 312k in reserves Reviewer Comment (2024-11-27): Client to review. Appraisal in file dated XXXX. Seller Comment (2024-11-26): Good Morning, The Effective Date of the Appraisal is 1024/2024 after the disaster. Property was inspected after the XXXX. Please advise and thank you			12/03/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44042557	32228573			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-11-27): Received Field Review verified and updated the details. Exception Cleared. Seller Comment (2024-11-26): Attached	11/27/2024			1	D	A	D	A	D	A	D	A	D	A		NC	Primary	Purchase		D	B	C	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44225498	31985431			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO 25% Method	General QM: Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records.	The file was missing a copy of lease agreement.				Reviewer Comment (2024-11-11): Received lease agreement. Exception cleared. Seller Comment (2024-11-08): 107 live oak	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44225498	31985437			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-19): Received and associated HELOC documents for $180,000.00. Sufficient funds available for CTC/reserves requirements. Exception is cleared. Seller Comment (2024-11-16): Please clear exception. All QM specific exceptions have been cured/cleared.	11/19/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44225498	31985438			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							10/28/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44225498	31985471			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXXX. Final 1003 reflects account #XXX for $XXX was used for assets, however missing statements for this account. Additionally, proceeds from secured loan of $XXXx were used and the terms of the secured loan and evidence that the funds have been transferred to the borrower were not provided.
Reviewer Comment (2024-11-15): Received and associated HELOC documents for $180,000.00. Sufficient funds available for CTC/reserves requirements. Exception is cleared.
Seller Comment (2024-11-14): 5608 bus aug stmt
Reviewer Comment (2024-11-13): Please provide XXXXX month bank statement for XXXX to meet 2 months requirements as per AUS. Available bank statements in file are from XX/XX/XX from account #XXX. Exception remains.
Seller Comment (2024-11-13): 5308 stmt
Reviewer Comment (2024-11-11): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XX PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $155,970.55 is less than Cash From Borrower $406,059.18.
Reviewer Comment (2024-11-11): Received HELOC documents for $180,000.00. Please note that, For First Citizens Bank #5308, bank statements available in file, does not meet 2 months seasoning requirements. Most recent available statements are from XX/XX/XX24 to XX/XX/XX are less than 2 months. Currently statements available in file are from XX/XX/XX24 is missing in file. Please provide compete transaction history or bank statement for 2 months for account #5308. Exception remains.
Seller Comment (2024-11-08): see heloc docs in other upload

																			11/15/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44225498	31985476			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX Provide updated policy reflecting minimum coverage of $XXXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-11-14): Received letter from insurance agent confirming replacement cost estimate amount. Sufficient amount of insurance coverage available. Exception is cleared. Seller Comment (2024-11-14): replacement cost estimate - see letter from agent	11/14/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44225498	31986219			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 3.00. Final 1003 reflects account #XXXXX for $XXXX was used for assets, however missing statements for this account. Additionally, proceeds from secured loan of $XXXX were used and the terms of the secured loan and evidence that the funds have been transferred to the borrower were not provided.
Reviewer Comment (2024-11-15): Received and associated HELOC documents for $180,000.00. Sufficient funds available for CTC/reserves requirements. Exception is cleared.
Seller Comment (2024-11-14): 5608 bus aug stmt
Reviewer Comment (2024-11-13): Please provide XXXXX month bank statement for XXXX #XXX to meet 2 months requirements as per AUS. Available bank statements in file are from XX/XX/XX from account XXX. Exception remains.
Seller Comment (2024-11-13): 5308 stmt
Reviewer Comment (2024-11-11): Received HELOC documents for $180,000.00. Please note that, For XXXX #5308, bank statements available in file, does not meet 2 months seasoning requirements. Most recent available statements are from XX/XX/XX24 to XX/XX/XX are less than 2 months. Currently statements available in file are from XX/XX/XX24 is missing in file. Please provide compete transaction history or bank statement for 2 months for account #XXX. Exception remains.
Seller Comment (2024-11-08): acct 5308 , proceeds from heloc

																			11/15/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44225498	31986283			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Based on the loan failing one or more guideline components, the loan is at QM risk.				Reviewer Comment (2024-11-19): Received and associated HELOC documents for $XXXX. Sufficient funds available for CTC/reserves requirements. Exception is cleared. Seller Comment (2024-11-16): Please clear exception. All QM specific exceptions have been cured/cleared.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44225498	32023196			Credit	Missing Document	General	Missing Document	Missing Document: Official Check not provided		Missing the terms of the secured loan and evidence that the funds have been transferred to the borrower.				Reviewer Comment (2024-11-11): Received transaction history evidencing funds deposited in bank account. Exception is cleared. Seller Comment (2024-11-08): heloc docs	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45006604	32052195			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-13,011.81 exceeds tolerance of $-13,112.00. Insufficient or no cure was provided to the borrower.	Lender Credit Fee was last disclosed as -$13,112.00on Initial closing disclosure but disclosed as $13,011.81 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $100.19 a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2024-12-10): XXXXX received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.
Seller Comment (2024-12-09): Please see the attached LOX, Right to Cancel, Closing Disclosure, and Proof of Delivery.
Reviewer Comment (2024-12-03): XXXXX received snip of audited field for lender paid fees disclosed on initial LE as per which the lender credit was $6278.77 and buydown was disclosed as $6833.16 on initial LE. But on initial CD the buydown fee (Credit) was reduced to $6833.04 without providing any valid COC in file also, the change of $0.12 was not covered under cure provided on final CD. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
Seller Comment (2024-12-02): Please see the attached Audit history.
Reviewer Comment (2024-12-01): XXXXX received rate lock document, however we require proof of rounding off amount for LE. Please provide supporting document to re-evaluate the exception.
Seller Comment (2024-11-27): Please see the attached Initial Closing Disclosure and the Lock Confirmation which shows the initial lender credit was -$6,278.77 + the lender paid buydown $6,833.04 and rounded to -$13,112.00 on the initial LE.
Reviewer Comment (2024-11-12): XXXXX received rebuttal, however we also require proof of rounding off amount for LE. Please provide the supporting document for rounding off amount.
Seller Comment (2024-11-08): Per TILA Comment XXXXX the tolerance calculation should be using the unrounded LE numbers instead of the rounded LE numbers - see regs below. 7. Use of unrounded numbers. Sections 1026.37(o)(4) and 1026.38(t)(4) require that the dollar amounts of certain charges disclosed on the Loan Estimate and Closing Disclosure, respectively, to be rounded to the nearest whole dollar. However, to conduct the good faith analysis required under §1026.19(e)(3)(i) and (ii), the creditor should use unrounded numbers to compare the actual charge paid by or imposed on the consumer for a settlement service with the estimated cost of the service.

																				12/10/2024		2	C	B	C	B	C	B	C	B	C	B		IL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	44033379	32044273			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42848537	32085470			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		Divorce decree/child support evidence is missing in the file.				Reviewer Comment (2024-12-13): Received and associated Child Support. Exception is cleared. Seller Comment (2024-12-13): Divorce Decree	12/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42848537	32085617			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/11/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46978098	32046216			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/04/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42420386	32353430			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier receipt by borrower not found in file				Reviewer Comment (2024-12-16): XXXXX received initial CD. Seller Comment (2024-12-16): Initial CD	12/16/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45938519	32046768			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Initial 1003 is not provided in the file.				Reviewer Comment (2024-11-07): Lender's Initial 1003 received and associated. Exception is cleared.	11/07/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40014755	32169002			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,145.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,145.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-29): XXXXX received a valid COC.	11/29/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41117370	32141576			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							11/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49312659	32031885			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							10/31/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49312659	32031886			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees XXXXX	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.72102% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $23,057.45 on a Federal Total Loan Amount of $XXXXX vs. an allowable total of $XXXXX (an overage of $4,467.84 or .72102%).	XXXXX Points and Fees exceed allowable threshold by $4,467.84 or .72102%.
Reviewer Comment (2024-11-19): Evidence of undiscounted rate and price received.
Seller Comment (2024-11-14): (XXXXX) Hello, Starting adjusted rate & undiscounted rate should be XXX% @ 0.00 points based on our rate sheet grid. Please see attached, and advise if this will clear the condition?
Reviewer Comment (2024-11-07): Please provide evidence of the undiscounted rate and undiscounted rate price to exclude them from testing.
Seller Comment (2024-11-06): (XXXXX) Hello, XXXXX is passing across the board. I do not see where we are exceeding the 3% Would you please advise what is being reviewed that shows we are exceeding points and fees?  Thank you
Seller Comment (2024-11-05): (XXXXX) Hello, the attached compliance report shows that QM Points and Fees are within tolerance and show as a Pass.

																			11/19/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49312659	32031893			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-11-19): Evidence of undiscounted rate and price received. Seller Comment (2024-11-19): (XXXXX) Hello, Starting adjusted rate & undiscounted rate should be XXX% @ 0.00 points based on our rate sheet grid. Please see attached, and advise if this will clear the condition?	11/19/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40687978	32021626			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/30/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46168043	32252488			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		The Borrower's previous housing payment history is required. The file must contain verification of the Borrower's 12 month payment history on the primary residence. If the Borrower previously paid rent for their residence, then the Borrower's rental housing payment history is required. Payments must be documented via an institutional Verification of Rent (VOR)/ credit supplement, or cancelled checks/bank records. A VOR from an individual or a private party landlord does not meet the requirement of verifying the Borrower's prior housing payment history.				Reviewer Comment (2024-12-03): Verification of Rent (VOR) associated and details updated. Exception is cleared. Seller Comment (2024-12-02): Attached.	12/03/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45937902	32279379			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-06): Client elects to waive. Comp factors: 754 FICO, 32% DTI & 75% LTV Reviewer Comment (2024-12-03): Client to review			12/06/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40122804	32367380			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40122804	32367410			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			12/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40122804	32367638			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46057349	32167729			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure XX/XX/XX on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure.				Reviewer Comment (2024-12-12): No seller costs associated on builder direct purchase as oted on final seller closing statement	12/12/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	46057349	32168990			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Calculated loan to value percentage of 79.99% exceeds Guideline loan to value percentage of 70%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-29): Client elects to waive, compensating factors: : 60+ months reserves, 10 years on job, $48k residual income and 783 FICO			11/29/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46057349	32168991			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of ___ exceeds Guideline combined loan to value percentage of ___.	Calculated combined loan to value percentage of 79.99% exceeds Guideline combined loan to value percentage of 70%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-11-29): Client elects to waive, compensating factors: : 60+ months reserves, 10 years on job, $48k residual income and 783 FICO			11/29/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43912267	32033546			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			10/31/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43912267	32033611			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.				Reviewer Comment (2024-11-06): Loan is SHQM(APOR).	11/06/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	46544301	32246743			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			11/27/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42247653	32161996			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2025-01-03): Title provided.	01/03/2025			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42247653	32162000			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2025-01-02): Received and associated Final Title Policy with amount of title insurance coverage. Exception is cleared. Seller Comment (2025-01-02): XX/XX/XX RF please see attached title policy, please clear thank you	01/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45808869	32275227			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-05): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-12-03): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	12/05/2024			1	B	A	C	A	B	A	C	A	B	A		LA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45808869	32275228			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.51337% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or .51337%).	QM Points and Fees threshold exceeded by $XXXX or .51337%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-12-05): Received undiscounted rate/price. Exception cleared. Seller Comment (2024-12-03): See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45808869	32275229			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	Right of Rescission Disclosure is missing from file.				Reviewer Comment (2024-12-05): Permanent financing refinance of construction only loan exempt from rescission under Comment 1026.2(a)(24)-4-ii. Exception cleared. Seller Comment (2024-12-03): This loan is exempt from the right of rescission as it is considered a residential mortgage transaction under TILA 1026.23(f)(1) which is defined under TILA Comment 1026.2(a)(24)-4 to include construction financing. This loan is satisfying the construction loan and providing permanent financing so is a residential mortgage traction which is exempt from right of rescission. Please clear this finding.	12/05/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45808869	32275281			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			12/02/2024	2	B	B	B	B	B	B	B	B	B	B		LA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42749693	32366339			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-17): Client elects to waive. Comp factors: 777 FICO, 75% LTV & 58mo reserves Reviewer Comment (2024-12-12): Client to review. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.			12/17/2024	2	C	B	C	B	C	B	C	B	C	B		FL	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41674692	32366075			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259248			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records.	Most recent signed an dated 1040's not provided.				Reviewer Comment (2024-12-04): XXXXX 1040s were provided. Seller Comment (2024-12-02): XX/XX/XX CW - See attached tax returns	12/04/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259249			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR failure due to insufficient income documentation. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-04): XXXXX 1040s were provided.	12/04/2024			1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259250			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.				Reviewer Comment (2024-12-04): XXXXX 1040s and undiscounted rate and price were provided. Seller Comment (2024-12-02): TB XX/XX/XX See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	12/04/2024			1	B	A	C	A	B	A	C	A	B	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259251			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.06011% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of XXXX or .06011%).	QM Points and Fees threshold exceeded by XXXX or .06011%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.				Reviewer Comment (2024-12-04): Undiscounted rate and price were provided. Seller Comment (2024-12-02): TB XX/XX/XX See attached Lock Action with highlighted undiscounted rate, bonafide discount (if applicable) and calculation portion. Par rate(also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be applied. The Undiscounted Interest Rate Price is $0.	12/04/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259252			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX did not disclose whether the loan will have an escrow account.	Final Closing Disclosure provided on XX/XX/XX did not provided page 4.				Reviewer Comment (2024-12-02): XXXXX received complete final CD. Seller Comment (2024-12-02): TB XX/XX/XX It appears that Document ID D0208 is missing page 4. Please see attached Closing Disclosure page 4.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259253			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Incomplete	TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was signed by borrower and cannot be excluded from testing. Corresponding exceptions for inaccurate disclosures and under/over disclosures resulting from use of incomplete Closing Disclosure are valid and will need to be cured (if curable).	Final Closing Disclosure provided on XX/XX/XX did not provided page 4.				Reviewer Comment (2024-12-02): XXXXX received complete copy of final CD. Seller Comment (2024-12-02): TB XX/XX/XX It appears that Document ID D0208 is missing page 4. Please see attached Closing Disclosure page 4.		12/02/2024		2	C	B	C	B	C	B	C	B	C	B		GA	Primary	Purchase
Provide the following: Letter of Explanation notifying borrower or error, Corrected CD, and Proof of Delivery (Proof of receipt and reopened rescission also required if transaction is rescindable and material disclosures are inaccurate)
																																						C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259254			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Negative Amortization	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan contains Negative Amortization.	Final Closing Disclosure provided on XX/XX/XX did not provided page 4.				Reviewer Comment (2024-12-02): XXXXX received complete final CD.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259255			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments.	Final Closing Disclosure provided on XX/XX/XX did not provided page 4.				Reviewer Comment (2024-12-02): XXXXX received complete final CD. Seller Comment (2024-12-02): TB XX/XX/XX It appears that Document ID D0208 is missing page 4. Please see attached Closing Disclosure page 4.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259256			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XX are underdisclosed	Final Closing Disclosure provided on XX/XX/XX did not provided page 4.				Reviewer Comment (2024-12-02): XXXXX received complete final CD. Seller Comment (2024-12-02): TB XX/XX/XX It appears that Document ID D0208 is missing page 4. Please see attached Closing Disclosure page 4.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259257			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow Account	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure provided on XX/XX/XX did not provided page 4.				Reviewer Comment (2024-12-02): XXXXX received complete final CD. Seller Comment (2024-12-02): TB XX/XX/XX It appears that Document ID D0208 is missing page 4. Please see attached Closing Disclosure page 4.	12/02/2024			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40513085	32259259			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,281.00 exceeds tolerance of $4,400.00 plus 10% or $4,840.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-26): Sufficient Cure Provided At Closing		11/26/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	42149823	32355560			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/16/2024	2	B	B	B	B	B	B	B	B	B	B		RI	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41866173	32289145			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $211.15 exceeds tolerance of $170.00. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $170.00 on LE but disclosed as $211.15 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $5.00, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-12-06): XXXXX received valid COC document Seller Comment (2024-12-05): Disagree - Please see attached Change Of Circumstances Request, Loan Estimate, and Appraisal Invoice. The Borrower requested a rush on the Appraisal, please see attached approved COFC. A Loan Estimate was sent out XX/XX/XX	12/06/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	41866173	32290316			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/04/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45804499	32295373			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $67.00 exceeds tolerance of $50.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2024-12-03): Sufficient Cure Provided At Closing		12/03/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45065547	32428178			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The preliminary title report in file did not disclose the amount of title insurance coverage. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			12/19/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42243255	32429842			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.	Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-20): Client elects to waive. Comp factors: 768 FICO, 70% LTV & 405k in reserves Seller Comment (2024-12-20): Revised appraisal adding disaster commentary is attached. Thank you!			12/20/2024	2	C	B	C	B	C	B	C	B	C	B		NC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42243255	32429987			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/19/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42702732	32367078			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $400.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-12-12): Sufficient Cure Provided At Closing		12/12/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43610231	32289457			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXXX. Provide updated policy reflecting minimum coverage of $XXXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2024-12-10): Received RCE mail confirmation form insurance agent that dwelling replacement is $780,000, verified and updated the details. Exception Cleared. Reviewer Comment (2024-12-06): Received document is not acceptable as RCE. Please provide Checklist of Coverage as subject is XXXXX State. Exception remains.	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43610231	32289467			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		The file was missing a copy of Flood Certificate.				Reviewer Comment (2024-12-06): Flood Certificate associated and details updated. Exception is cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43610231	32289471			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		The file was missing a copy of Purchase agreememnt/ sales contract.				Reviewer Comment (2024-12-06): Received and associated Purchase Contract along with addendums. Exception is cleared. Seller Comment (2024-12-05): (XXXXX) Original Sales contract + Addendum(s) uploaded	12/06/2024			1	D	A	D	A	D	A	D	A	D	A		FL	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43610231	32289485			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The file was missing a copy of Title policy.				Reviewer Comment (2024-12-06): Received and associated Final Title Policy. Exception is cleared.	12/06/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		D	A	D	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42197621	32323220			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $130.00 plus 10% or $143.00. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $150.00 exceeds tolerance of $130.00 plus 10% or $143.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-12-06): Sufficient Cure Provided At Closing		12/06/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47376881	32248952			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2024-09-13): Received CDA. Exception Cleared Buyer Comment (2024-09-11): CDA	09/13/2024			1	D	A	D	A	D	A	D	A	D	A		VA	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47376881	32248954			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.					Reviewer Comment (2024-09-11): Delivery and original appraisal provided. Buyer Comment (2024-09-10): Appraisal delivery and acknowledgment - (the original report is already in file - D0005)	09/11/2024			1	B	A	B	A	B	A	B	A	B	A		VA	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47376881	32248955			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation HPQM.				Reviewer Comment (2024-09-26): XXXXX allows HPQM Buyer Comment (2024-09-26): Please re-designate the loan to HPQM. Reviewer Comment (2024-09-25): Loan is HPQM. Will re-designate if requested. Buyer Comment (2024-09-23): XXXXX 1040 Reviewer Comment (2024-09-17): Received Tax Transcripts(1040) for the year XXXXX. Received only 2 pages for 1040 for the year XXXXX. Need complete and all the pages for the 1040 XXXXX along with Schedule E. Exception Remains. Buyer Comment (2024-09-16): Tax Returns and Transcripts	09/26/2024			1	B	A	C	A	B	A	C	A	B	A		VA	Second Home	Purchase	Lender to provide updated ATR/QM status	D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47376881	32248956			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO Schedule E Method	General QM: Unable to verify Real Estate Owned income (Schedule E Method). File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E.	Required most recent year Tax Transcripts, signed and dated 1040's				Reviewer Comment (2024-09-25): Received 1040 signed and dated with all schedule. exception cleared. Buyer Comment (2024-09-23): Please review 11040's uploaded Reviewer Comment (2024-09-17): Received Tax Transcripts(1040) for the year XXXXX. Received only 2 pages for 1040 for the year XXXXX. Need complete and all the pages for the 1040 XXXXX along with Schedule E. Exception Remains. Buyer Comment (2024-09-16): Tax Returns and Transcrpts	09/25/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47376881	32248957			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - REO Schedule E Method	General QM: Unable to verify Real Estate Owned income (Schedule E Method). File does not contain most recent year Tax Transcripts, signed and dated 1040's or Schedule E.	Required most recent year Tax Transcripts, signed and dated 1040's				Reviewer Comment (2024-09-25): Received 1040 signed and dated with all schedule. exception cleared. Buyer Comment (2024-09-23): Please review 11040's uploaded Reviewer Comment (2024-09-17): Received Tax Transcripts(1040) for the year XXXXX. Received only 2 pages for 1040 for the year XXXXX. Need complete and all the pages for the 1040 XXXXX along with Schedule E. Exception Remains. Buyer Comment (2024-09-16): Tax Returns and Transcripts	09/25/2024			1	C	A	C	A	C	A	C	A	C	A		VA	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47376881	32248958			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - QM / ATR	Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Higher Priced QM (APOR) matches the Due Diligence Loan Designation of Higher Priced QM (APOR).	Re-designated.				Buyer Comment (2024-09-26): Loan re-designated to HPQM.			09/26/2024	2		A		B		B		B		A		VA	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47376881	32248959			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2024-11-21): FEMA reported after loan review was complete.	11/21/2024			1		A		A		A		A		A		VA	Second Home	Purchase		D	B	A	A	C	B	D	A	Safe Harbor QM (APOR)	Higher Priced QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40498417	32249333			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XX are underdisclosed.	Non-Escrowed HOA fees not included on Final CD				Reviewer Comment (2024-10-22): XXXXX received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2024-10-21): LOE and PCCD		10/22/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40498417	32249334			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-10-22): Delivery provided Buyer Comment (2024-10-21): Appraisal delivery	10/22/2024			1	B	A	B	A	B	A	B	A	B	A		MO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40498417	32249337			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or income worksheet not provided				Reviewer Comment (2024-10-22): Income calc worksheets provided Buyer Comment (2024-10-22): Income calc	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40498417	32249338			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Require letter of explanation from borrower XXXXX decline in commission income from XXXXX over XXXXX.				Reviewer Comment (2024-10-22): LOX provided. Buyer Comment (2024-10-22): LOX	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40498417	32249341			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXXX (Refinance Primary) is missing the XX/XX/XX 1st lien payment. 2nd lien is missing the XX/XX/XX and XX/XX/XX payments				Reviewer Comment (2024-10-22): Statements provided. Buyer Comment (2024-10-22): Mtg statement	10/22/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49897284	32252047			Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The Title Commitment/Preliminary Title does not reflect the amount of the proposed Lender's coverage.				Reviewer Comment (2024-10-10): Title policy amount verified in Supplemental report. - Exception Cleared. Buyer Comment (2024-10-08): coverage amount	10/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45489261	32439986			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/20/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44962118	32375168			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/17/2024	2	B	B	B	B	B	B	B	B	B	B		OH	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42786128	32458839			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							12/24/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43832541	32294953			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to compliance exception.				Reviewer Comment (2024-12-13): Undiscounted rate and undiscounted rate price received. Seller Comment (2024-12-11): See uploaded compliance report. This was also included in our delivered package to you. Thanks. Reviewer Comment (2024-12-10): Please provide the full compliance report for review. Seller Comment (2024-12-06): Please have our Compliance Report / Points & Fees Test re-reviewed. It doesn't seem that you are taking the Excluded Bona Fide Discount Points into account. We do not see a cure due or the wrong QM designation on this one. Thank you.	12/13/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43832541	32294954			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.82709% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $8,190.75 on a Federal Total Loan Amount of $214,020.54 vs. an allowable total of $6,420.61 (an overage of $1,770.14 or .82709%).	Points and Fees exceed allowable threshold of $1,770.14 or .82709%				Reviewer Comment (2024-12-13): Undiscounted rate and undiscounted rate price received. Seller Comment (2024-12-11): See uploaded compliance report. This was also included in our delivered package to you. Thanks. Reviewer Comment (2024-12-10): Please provide the full compliance report for review. Seller Comment (2024-12-06): Please have our Compliance Report / Points & Fees Test re-reviewed. It doesn't seem that you are taking the Excluded Bona Fide Discount Points into account. We do not see a cure due or the wrong QM designation on this one. Thank you.	12/13/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43832541	32295451			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/05/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42649566	32447349			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/23/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42649566	32447371			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA Disaster area post-close. There is no end declared date for the disaster as of yet. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.				Reviewer Comment (2024-12-26): Disater end date updated. Exception replaced. Seller Comment (2024-12-26): Please note the appraisal effective date is XX/XX/XX which was well after the disaster. Please advise why this is a requirement when the appraiser stated no damage and the pictures reflect no damage.	12/26/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42649566	32494074			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	Recent Valuation Inspection date is XX/XX/XX, However Disaster End dated is XX/XX/XX, Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XX declared end date. Exception Remains.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-31): Client elects to waive. Comp factors: 787 FICO, 75% LTV & 200k in reserves			12/31/2024	2		B		B		B		B		B		NC	Primary	Purchase		C	B	C	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41343290	32448875			Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Requires flood certificate for the subject property.				Reviewer Comment (2024-12-27): Flood Certificate associated and details updated. Exception is cleared. Seller Comment (2024-12-27): XX/XX/XX CW - See attached flood cert	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42980815	32480494			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification of appraisal was delivered to borrower was not provided							12/27/2024	2	B	B	B	B	B	B	B	B	B	B		ME	Second Home	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45430443	32441618			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			12/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45430443	32441693			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.
Reviewer Comment (2024-12-24): Undiscounted rate and price were provided.
Seller Comment (2024-12-23): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is -0.503%, bonafide discount, and calculation portion. Par rate (also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. This loan may be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXX - $XXX0 = $XXXX / $XXXX = 2.9947221941977700%

																			12/24/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	45430443	32441727			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.03968% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of XXXXvs. an allowable total of XXXX (an overage of $XXXX or 1.03968%).	QM Points and Fees threshold exceeded by XXXX or . -1.13%. Loan was consummated after XX/XX/XX. For loans consummated after this date, there is no longer any cure mechanism available for QM points and fees violations.
Reviewer Comment (2024-12-24): Undiscounted rate and price were provided.
Seller Comment (2024-12-23): CT XX/XX/XX: See attached passing QM test with highlighted undiscounted rate, highlighted APR and APOR calculation reflecting less than 1.5%. The difference between the APR vs APOR is -0.503%, bonafide discount, and calculation portion. Par rate (also known as undiscounted rate) is within 2% higher than APOR which allows for 1% bonafide discount to be excluded from QM. This loan may be designated Safe Harbor. The price of the undiscounted rate is $0.00, there is no charge for undiscounted (also known as PAR) rate. $XXXX - $XXX = $XXXX / $XXX = 2.9947221941977700%

																			12/24/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43504363	32366940			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.							12/16/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49587103	32472843			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		The file was missing a copy of the final title policy.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): .			12/26/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41871449	32457940			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $277.83 exceeds tolerance of $203.00. Sufficient or excess cure was provided to the borrower at Closing.	Credit Report Fee was last disclosed as $203.00 on LE but disclosed as $277.83 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $74.83, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-12-20): Sufficient Cure Provided At Closing		12/20/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	40905740	32594559			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.							01/10/2025	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48434401	32475995			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	4506-C (XXXXX) is missing in file for co-borrower.				Reviewer Comment (2024-10-08): Signed 4506-C Received for XXXXX. Exception cleared Buyer Comment (2024-10-07): 4506	10/08/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		D	B	D	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48434401	32475996			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase Agreement / Sales Contract is missing in file for subject property.				Reviewer Comment (2024-10-08): Received Signed Purchase contract and addendum with addendum of updated Purchase price of $XXXXX. Exception cleared Buyer Comment (2024-10-07): Purchase contract	10/08/2024			1	D	A	D	A	D	A	D	A	D	A		UT	Primary	Purchase		D	B	D	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48434401	32475997			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Initial Escrow Account statement Inaccurate				Reviewer Comment (2024-10-15): received corrected Initial escrow account disclosures. Exception Cleared Buyer Comment (2024-10-11): Please cancel - Per lender: initial escrow account statement shows initial deposit $6863.89 , which is the same as final CD, page 2 , section G initial escrow payment at closing $6863.89. please see CD and IEADS, match escrows	10/15/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Purchase
If the IEAD is correct and the CD/HUD is incorrect, we require a corrected PCCD/HUD with LOE to borrower to cure. Signature is not required.
If the CD/HUD is correct and the IEAD is incorrect, we require LOE and corrected IEAD to cure. Signature is not required.
																																						D	B	D	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	48434401	32476001			Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Log homes are ineligible per guidelines.		Log home are ineligible per guidelines, further review required. (3 of comps are also log).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	98 vs 3	SitusAMC,Aggregator	Reviewer Comment (2024-10-29): Clients accepts and agrees to waive with compensating factors. Buyer Comment (2024-10-29): XXXXX accepts, meets XXXXX guideline.			10/29/2024	2	C	B	C	B	C	B	C	B	C	B		UT	Primary	Purchase		D	B	D	B	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40098225	32476002			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2024-11-01): Received Final Title policy with coverage amount covering the loan amount. Exception Cleared	11/01/2024			1	A	A	A	A	A	A	A	A	A	A		UT	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40098225	32476003			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing evidence of timely delivery prior to closing (secondary valuation)				Reviewer Comment (2024-11-11): Original appraisal provided. Buyer Comment (2024-11-07): Appraisal download report	11/11/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40098225	32476007			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Primary appraisal used for LTV purposes reflects Rural Residential. Also, secondary valuation used to validate primary appraisal reflects Agriculture Grazing.				Reviewer Comment (2024-11-11): Appraiser updated to Rural Residential Buyer Comment (2024-11-08): See appraisal	11/11/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	40098225	32476008			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Commitment has insufficient coverage.	Final Title Policy will be provided as a trailing document.	Final Title Policy will be provided as a trailing document	SitusAMC,Aggregator	Reviewer Comment (2025-02-24): . Reviewer Comment (2024-11-01): Received Final Title policy with coverage amount covering the loan amount. Exception Cleared Buyer Comment (2024-10-30): Final title with correct loan amount	11/01/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Primary	Refinance - Rate/Term		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49255720	32476185			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	File contains evidence appraisal report provided is an updated report. Delivery confirmations dated earlier than report date of report located in file. Lender to provide all previous appraisal reports/updates.				Reviewer Comment (2024-11-06): Original Appraisal received. Exception Cleared Buyer Comment (2024-11-04): original appraisal	11/06/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49255720	32476187			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		Signed Final 1003 is missing for both borrowers				Reviewer Comment (2024-11-12): Received Final 1003 Exception Cleared Buyer Comment (2024-11-08): 1003	11/12/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48005845	32476219			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Appraisal Desk Review Fee was disclosed as $0.00 on Initial LE and $165.00 on Final CD. File does not contain a valid COC. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2024-11-07): XXXXX received VCC. Buyer Comment (2024-11-07): Loan locked with investor XX/XX/XX - see rate lock. D278 Reviewer Comment (2024-11-01): XXXXX received COC dated XX/XX/XX. but the reason provided is not sufficient as to what new information was received from investor that resulted in requirement of Appraisal Desk Review Fee. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs. Buyer Comment (2024-10-31): COC	11/07/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	43599066	32928089			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall due to missing income documents				Reviewer Comment (2024-11-13): Received Transcripts (1040), XXXXX XXXXX. Exception Cleared	11/13/2024			1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43599066	32928090			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	The XXXXX 1040 tax return was not signed and dated on or before closing.				Reviewer Comment (2024-11-13): Received Transcripts (1040), XXXXX XXXXX. Exception Cleared Reviewer Comment (2024-11-11): Received Signed XXXXX Copy however Signature dated is not legible (font size is too small to see). Exception Remains Buyer Comment (2024-11-07): Signed tax returns	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43599066	32928091			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	The XXXXX 1040 tax return was not signed and dated on or before closing.				Reviewer Comment (2024-11-13): Received Transcripts (1040), XXXXX XXXXX. Exception Cleared Reviewer Comment (2024-11-11): Received Signed XXXXX Copy however Signature dated is not legible (font size is too small to see). Exception Remains Buyer Comment (2024-11-11): see attached	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43599066	32928092			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Schedule C	General QM: Unable to verify Sole Proprietorship income using reasonably reliable third-party records.	The XXXXX 1040 tax return was not signed and dated on or before closing.				Reviewer Comment (2024-11-13): Received Transcripts (1040), XXXXX XXXXX. Exception Cleared Reviewer Comment (2024-11-11): Received Signed XXXXX Copy however Signature dated is not legible (font size is too small to see). Exception Remains Buyer Comment (2024-11-11): see attached	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43599066	32928094			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Require tax information sheet to match the lender used tax amount of $XXXXX.
Reviewer Comment (2024-11-21): Lender used higher tax amount of $XXXXX per month. This amount is on the 1008 and AUS. This does not match the tax cert because the lender used the amount for the increased value. Cleared
Reviewer Comment (2024-11-13): As per the 1008 D0727 we have rate calculation i.e. Sales Price $XXXXX*XXXXX% Tax Rate= XXXXX/12=$XXXXX(Per Month) + Supplemental / Special Assessment $XXXXX/12=$XXXXX(Per Month)=$XXXXX(Per Month). But Lender considered $XXXXX. We have received an updated 1008 with tax amount as $XXXXX. But we still need a copy of an updated 1003, PCCD and Initial Escrow Account Disclosure Statement with tax amount as $XXXXX. Exception Remains.
Buyer Comment (2024-11-11): Per lender : we used correct amount of XXXXX

																			11/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43599066	32928095			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Require a CPA statement indicating withdrawal of the funds will not negatively impact from XXXXX & XXXXX for XXXXX
Reviewer Comment (2024-12-11): Received a copy of letter from the accountant of XXXXX stating withdraw of funds will not negatively impact.
Buyer Comment (2024-12-10): Lender's comment: Borr will need approx. $XXXbusiness assets for funds to close after use of personal and gift assets • XXXXX• XXXXX Both business operating in the green, multiple writeoffs reflect higher expenses, but these are attributed to funds being shifted between businesses for new investments. If just using funds from XXXXX funds would be replenished within 3 mths of use and without disrupting funds needed for expenses, sufficient reserves would remain for business use within both businesses
Buyer Comment (2024-12-10): Letter was from the accountant of  XXXXX
Buyer Comment (2024-12-10): Just a FYI: Pushed back to Lender for UW cash flow as the taxes are S/E prepared and letter provided is not from a n accountant or CPA wo prepared the borrowers taxes
Reviewer Comment (2024-12-06): CPA letter provided with no CPA business address. require updated CPA letter with CPA signature, Date on CPA letter head with business address. Exception remains.
Buyer Comment (2024-12-05): CPA Letter

																			12/11/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43599066	32928098			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Require tax transcript for the year XXXXX & XXXXX per guides.				Reviewer Comment (2024-11-13): Received Transcripts (1040) (XXXXX), Transcripts (1040) (XXXXX). Exception Cleared Buyer Comment (2024-11-11): XXXXX & XXXXX transcripts	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48124249	32928130			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing timely delivery				Buyer Comment (2024-12-04): Acknowledged non material Reviewer Comment (2024-12-04): Received acknowledgement of receipt, however report date XX/XX/XX did not received by borrower prior to 3 Business days of closing date of XX/XX/XX. no appraisal timing waiver provided in the file. Exception remains (Require Original appraisal if any) Buyer Comment (2024-12-02): Acknowledgement of receipt			12/04/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48124249	32928131			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Loan application , borrower disclosed $558.82 in tax/ins/hoa obligation; however. File only documents monthly taxes of $XXXXX and HOA of $XXXXX. other amount of the monthly obligation not documented.				Reviewer Comment (2024-12-11): Received updated 1003/1008/AUS with change REO Property XXXXX expenses to $325.49 . Exception Cleared Buyer Comment (2024-12-10): Updated AUS Reviewer Comment (2024-12-10): Re opened so the AUS can be uploaded. Reviewer Comment (2024-12-10): Received Updated 1008. DTI is within tolerance limit. revised AUS not require as updated 1003 also received. Exception Cleared Buyer Comment (2024-12-07): 1008 Reviewer Comment (2024-12-05): Received updated 1003. required 1008 and AUS to be updated. exception remains. Buyer Comment (2024-12-04): 1003	12/11/2024			1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44105873	32928162			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $785.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-29): Sufficient Cure Provided At Closing		11/29/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44105873	32928167			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Internal Transfer from spouse only account XXXXX (not on the loan) of $60k and $30k omitted. No gift letters in file.				Reviewer Comment (2024-12-19): Received gift letter and source verified. sufficient asset to close. exception cleared. Buyer Comment (2024-12-19): see gift letter	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44105873	32928168			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Internal Transfer from spouse only account XXXXX (not on the loan) of $60k and $30k omitted. No gift letters in file.				Reviewer Comment (2024-12-19): Received gift letter and source verified. sufficient asset to close. exception cleared. Buyer Comment (2024-12-19): gift letters	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44105873	32928169			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall due to insufficient assets				Reviewer Comment (2024-12-20): Cleared Buyer Comment (2024-12-19): see gift letters	12/20/2024			1	B	A	C	A	B	A	C	A	B	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44105873	32928170			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall due to insufficient assets				Reviewer Comment (2024-12-20): Cleared Buyer Comment (2024-12-19): see gift letters	12/20/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928189			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Water fall exception				Reviewer Comment (2024-11-19): Mortgage used once and included in ratios. HOA add backs for rentals captured. DTI is line with approval.	11/19/2024			1	B	A	C	A	B	A	C	A	B	A		MO	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928190			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 50.57982% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender has omitted mortgage payment $XXX on REO "XXXXX" as it is duplicate account reported on credit report however not accounted the mortgage payment for other Borrowers XXXXX & XXXXX into DTI which causing DTI breach.				Reviewer Comment (2024-11-19): Mortgage used once and included in ratios. HOA add backs for rentals captured. DTI is line with approval.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928191			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $768.00 compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXX Calculated finance charge is $XXXX Variance of -$XXX .Based on review of Lender's compliance report, Exchange fees not included in finance charge calculation.				Reviewer Comment (2024-12-18): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD Buyer Comment (2024-12-17): Please see uploaded shipping label Reviewer Comment (2024-12-16): XXXXX received PCCD, LOE and Copy of refund check. Please provide proof of mailing to complete remediation. Buyer Comment (2024-12-16): Refund check Buyer Comment (2024-12-16): LOE Buyer Comment (2024-12-16): PCCD		12/18/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928192			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $768.00 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XX).	Finance Charge disclosed is $XXXX Calculated finance charge is $XXXX Variance of -$778 .Based on review of Lender's compliance report, -$778 Exchange Fee not included in finance charge calculation.
Reviewer Comment (2024-12-18): XXXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD
Buyer Comment (2024-12-17): Shipping label
Reviewer Comment (2024-12-16): XXXXX received PCCD, LOE and Copy of refund check.  Please provide proof of mailing to complete remediation.
Buyer Comment (2024-12-16): Please see uploaded PCCD, LOE and refund check. Pending receipt of delivery.
Reviewer Comment (2024-12-04): Confirming Finance Charge underdisclosure was $768. Corrected CD, LOE to borrower, copy of cure refund for $768 and proof of mailing to cure.
Buyer Comment (2024-12-03): Please advise if the cure amount is $768.00 or $778.00. XXXXX is showing $768.00 as the cure amount, the XXXXX reviewer comments show $778.00. Please verify the cure amount is $768.00.

																				12/18/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928193			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments.	Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan allows for Partial Payments. Partial Payment selected both i) XXXXX Hold them in a seperate account ii) Does not accept any partial payments.				Reviewer Comment (2024-12-13): LOX and PCCD provided. Buyer Comment (2024-12-13): PCCD Buyer Comment (2024-12-13): LOE		12/13/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928195			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,301.84 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Discount Point Fee was disclosed as $0 on Initial LE and $7,301.84 on Final CD. File does not contain a valid COC for this fee,, no evidence of cure in file. Provide evidence of initial lock.
Reviewer Comment (2024-12-18): XXXXX received Letter of Explanation, Payment History and Corrected PCCD.
Buyer Comment (2024-12-17): Payment history for XXXXX
Reviewer Comment (2024-12-16): XXXXX received corrected PCCD, LOE, copy of refund check missing proof of mailing for check and payment history to verify principal reduction to cure the exceptions.
Buyer Comment (2024-12-16): Please see uploaded PCCD and LOE, pending receipt of pay history for PR portion from lender.
Reviewer Comment (2024-12-06): XXXXX received rebuttal stating cure requirement. The cure require for loan discount point is $79.84. Kindly provide a valid COC or provide cure for the fee increased. Cure documents consist of Post CD,LOX,Copy of refund check and proof of mailing.
Buyer Comment (2024-12-05): Please advise on the required cure amount. Please confirm it is $79.84 as valid COC was provided for the $7222.00 discount points added XX/XX/XX
Reviewer Comment (2024-11-07): XXXXX received COC for rate lock, however fee again increased on CD dated XX/XX/XX. A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
Buyer Comment (2024-11-05): COC for rate lock
Reviewer Comment (2024-10-30): XXXXX received rebuttal comment, However, the Loan discount point fee in the amount of $7,222 added on revised LE dated XX/XX/XX. Also, the fee was further increase of $7,301.84 from $7,222 on CD dated XX/XX/XX. However, there seems to no valid COC in the loan file for the fee was added and increased. Provide valid COC for the fee was added and increased or Cure would be due to borrower.
Buyer Comment (2024-10-28): Please re-review tolerance exceptions and ensure their validity.  Exceptions mention that the fees were not disclosed on the initial LE, however they are on the Initial LE issued XX/XX/XX, then were removed from the XX/XX/XX LE and then added back. Please clarify if/what dates the seller is missing COC's for.

																				12/18/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928196			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Exchange Fee. Fee Amount of $600.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Exchange Fee was disclosed as $0 on Initial LE and $600 on Final CD. File does not contain a valid COC for this fee, evidence of cure in file is $0.00
Reviewer Comment (2024-12-18): XXXXX received Letter of Explanation, Payment History and Corrected PCCD.
Buyer Comment (2024-12-17): Please see uploaded Payment History
Reviewer Comment (2024-12-16): XXXXX received corrected PCCD, LOE, copy of refund check missing proof of mailing for check and payment history to verify principal reduction to cure the exceptions.
Buyer Comment (2024-12-16): Please see uploaded PCCD and LOE, pending receipt of pay history for PR portion from lender.
Reviewer Comment (2024-11-12): XXXXX received rebuttal comment and provided COC indicating the rate was locked. Exchange fee is not tied to rate lock. Additional information and supporting documentation of timeline is required on how the rate lock impacted the fee to added or a cure is required.
Buyer Comment (2024-11-08): Per Lender, the fee was added when the rate was locked as they are specific fees the lender charges for loans they lock with XXXXX.
Reviewer Comment (2024-11-07): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
Buyer Comment (2024-11-05): Please see uploaded COC for rate lock
Reviewer Comment (2024-10-30): XXXXX received rebuttal comment, However, the Exchange fee in the amount of $600 added on revised LE dated XX/XX/XX. Also, there seems to no valid COC in the loan file for the fee was added on XX/XX/XX LE. Provide valid COC for the fee was added or Cure would be due to borrower.
Buyer Comment (2024-10-28): Please re-review tolerance exceptions and ensure their validity.  Exceptions mention that the fees were not disclosed on the initial LE, however they are on the Initial LE issued XX/XX/XX, then were removed from the XX/XX/XX LE and then added back. Please clarify if/what dates the seller is missing COC's for.

																				12/18/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928197			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Exchange Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Exchange Fee was disclosed as $0 on Initial LE and $150 on Final CD. File does not contain a valid COC for this fee, evidence of cure in file is $0.00
Reviewer Comment (2024-12-18): XXXXX received Letter of Explanation, Payment History and Corrected PCCD.
Buyer Comment (2024-12-17): Please see uploaded Payment History
Reviewer Comment (2024-12-16): XXXXX received corrected PCCD, LOE, copy of refund check missing proof of mailing for check and payment history to verify principal reduction to cure the exceptions.
Buyer Comment (2024-12-16): Please see uploaded PCCD and LOE, pending receipt of pay history for PR portion from lender.
Reviewer Comment (2024-11-12): XXXXX received rebuttal comment and provided COC indicating the rate was locked. Exchange fee is not tied to rate lock. Additional information and supporting documentation of timeline is required on how the rate lock impacted the fee to added or a cure is required.
Buyer Comment (2024-11-08): Per Lender, the fee was added when the rate was locked as they are specific fees the lender charges for loans they lock with XXXXX.
Reviewer Comment (2024-11-07): XXXXX received Changed Circumstance dated XX/XX/XX, but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.
Buyer Comment (2024-11-05): Please see uploaded COC for rate lock
Reviewer Comment (2024-10-30): XXXXX received rebuttal comment, However, the Exchange fee in the amount of $150 added on revised LE dated XX/XX/XX. Also, there seems to no valid COC in the loan file for the fee was added on XX/XX/XX LE. Provide valid COC for the fee was added or Cure would be due to borrower.
Buyer Comment (2024-10-28): Please re-review tolerance exceptions and ensure their validity.  Exceptions mention that the fees were not disclosed on the initial LE, however they are on the Initial LE issued XX/XX/XX, then were removed from the XX/XX/XX LE and then added back. Please clarify if/what dates the seller is missing COC's for.

																				12/18/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928198			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $99.50 exceeds tolerance of $80.00. Insufficient or no cure was provided to the borrower.	Credit Report Fee was disclosed as $80 on Final LE and $99.50 on Final CD. File does not contain a valid COC for this fee, evidence of cure in file is $0.00
Reviewer Comment (2024-12-18): XXXXX received Letter of Explanation, Payment History and Corrected PCCD.
Buyer Comment (2024-12-17): Please see uploaded Payment History
Reviewer Comment (2024-12-16): XXXXX received corrected PCCD, LOE, copy of refund check missing proof of mailing for check and payment history to verify principal reduction to cure the exceptions.
Buyer Comment (2024-12-16): Please see uploaded PCCD and LOE, pending receipt of pay history for PR portion from lender.
Reviewer Comment (2024-10-30): XXXXX received rebuttal comment, However, the Credit report fee increase of $100 from $80 on revised LE dated XX/XX/XX and there seems to no valid COC in the loan file for the fee was increased on XX/XX/XX LE. Provide valid COC for the fee was added or Cure would be due to borrower.
Buyer Comment (2024-10-28): Please re-review tolerance exceptions and ensure their validity.  Exceptions mention that the fees were not disclosed on the initial LE, however they are on the Initial LE issued XX/XX/XX, then were removed from the XX/XX/XX LE and then added back. Please clarify if/what dates the seller is missing COC's for.

																				12/18/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928199			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,494.00 exceeds tolerance of $1,657.00 plus 10% or $1,822.70. Insufficient or no cure was provided to the borrower.	10% tolerance was exceeded by $2,494 due to increase of $671.30- Title - Abstract / Title Search, Title - Courier / Express Mail / Messenger Fee, Title - Electronic Document Delivery Fee, Title - Recording Service Fee, Title - Wire /Funding/ Disbursement Fee and Title - Title Production Fee . No valid COC provided, $0.00 evidence of cure in file.
Reviewer Comment (2024-12-18): XXXXX received Letter of Explanation, Payment History and Corrected PCCD.
Buyer Comment (2024-12-17): Please see uploaded Payment History
Reviewer Comment (2024-12-16): XXXXX received corrected PCCD, LOE, copy of refund check missing proof of mailing for check and payment history to verify principal reduction to cure the exceptions.
Buyer Comment (2024-12-16): Please see uploaded PCCD and LOE, pending receipt of pay history for PR portion from lender.
Reviewer Comment (2024-10-30): XXXXX received rebuttal comment. However, XXXXX is unable to determine from the file whether the borrower shopped for service. The file does not contain a "SSPL".  Tolerance category will be reevaluated when SPPL is received.
Buyer Comment (2024-10-28): Please re-review tolerance exceptions and ensure their validity.  Exceptions mention that the fees were not disclosed on the initial LE, however they are on the Initial LE issued XX/XX/XX, then were removed from the XX/XX/XX LE and then added back. Please clarify if/what dates the seller is missing COC's for.

																				12/18/2024		2	C	B	C	B	C	B	C	B	C	B		MO	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928200			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Lender has omitted mortgage payment XXX on REO "XXXXX" as it is duplicate account reported on credit report however not accounted the mortgage payment for other Borrowers XXXXX & XXXXX into DTI which causing DTI breach. Require proof of omission of mortgage payment XXXX for the REO "XXXXX"
Reviewer Comment (2024-11-19): Mortgage used once and included in ratios. HOA add backs for rentals captured. DTI is line with approval.
Reviewer Comment (2024-11-13): Under review
Buyer Comment (2024-11-11): Lender's comments: What documentation will you accept for this condition? The mortgage statement shows that XXXXX and XXXXX are both on the account. Borrowers should not have the same mortgage showing 2 times on their liabilities - that is charging the borrower 2 times for that 1 liability. Please advise.
Buyer Comment (2024-11-11): Per lender : What documentation will you accept for this condition? The mortgage statement shows that XXXXX and XXXXX are both on the account. Borrowers should not have the same mortgage showing 2 times on their liabilities - that is charging the borrower 2 times for that 1 liability. Please advise

																			11/19/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928201			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Require verbal verification of employment for borrower XXXXX from employer XXXXX within 10 business days of note date.				Reviewer Comment (2024-11-08): Received Post close Verification allows as per AUS. Exception Cleared Buyer Comment (2024-11-06): VOE XXXXX	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928202			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Require verbal verification of employment for borrower XXXXX from employer XXXXX within 10 business days of note date.				Reviewer Comment (2024-11-08): Received Post close Verification allows as per AUS. Exception Cleared Buyer Comment (2024-11-06): VOE XXXXX	11/08/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928203			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	This will be re-reviewed when all ATR income doc received. DTI breach.				Reviewer Comment (2024-11-19): Mortgage used once and included in ratios. HOA add backs for rentals captured. DTI is line with approval.	11/19/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41073771	32928204			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Provide verification that XX/XX/XX payment to XXXXX on XXXXX was paid withing month due.				Reviewer Comment (2024-12-17): Received credit supplement to verify second lien payment until XX/XX/XX. Exception cleared. Buyer Comment (2024-12-16): Supplement Reviewer Comment (2024-11-13): Updated commentary:- Received 1st lien XXXXX XX/XX/XX payment verification, however still missing 2nd Lien payment verification from XX/XX/XX. Exception Remains Buyer Comment (2024-11-11): Update for XXXXX pay history Buyer Comment (2024-11-11): Credit	12/17/2024			1	C	A	C	A	C	A	C	A	C	A		MO	Second Home	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47110411	32928206			Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal		Appraisal is dated XX/XX/XX and the XXXXX is dated XX/XX/XX.
Reviewer Comment (2024-12-11): Updated XXXXX matches OA effective date; however, lower valuation resulting in a variance of 19.65% below OA. See new exception.
Buyer Comment (2024-12-11): XXXXX
Reviewer Comment (2024-12-09): We need a XXXXX that is dated XX/XX/XX meaning it is reviewing the OA appraisal date, or if there is a copy of an OA dated XX/XX/XX provide that to clear, The XXXXX is referring to OA date that we do not have in file.
Reviewer Comment (2024-12-09): Appraisal is dated XX/XX/XX and the XXXXX is dated XX/XX/XX. Which is not matching primary appraisal.
A field review was recently added which does not match any of the dates on the initial exception.
We are not sure what relevance the field review has to the initial exception issue.
Buyer Comment (2024-12-06): Updated Effective date
Reviewer Comment (2024-12-02): Received Field Review however the effective date of Appraisal under review was XX/XX/XX which is not matching with primary appraisal effective date of XX/XX/XX. Exception Remains
Buyer Comment (2024-11-29): Field review

																			12/11/2024			1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47110411	32928207			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	The initial escrow payment indicted on page 4 of the CD included seller-paid amounts.				Buyer Comment (2024-11-15): Lender acknowledged non material EV2 Buyer Comment (2024-11-15): LOX			11/15/2024	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47110411	32928209			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify. Sec ID: 7		New exception as a result of new documentation received: Updated XXXXX provided with lower valuation resulting in a variance of 19.65% below OA.				Reviewer Comment (2024-12-11): Field Report also provided , lower value but within 6.26% of OA and accepted. Buyer Comment (2024-12-11): Field review in file,	12/11/2024			1		A		A		A		A		A		UT	Primary	Purchase		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47110411	32928210			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value. Sec ID: 22	Note Date: ___; Lien Position: ___	New exception as a result of new documentation received: Updated Field Report also provided , lower value but within 6.26% of OA and accepted.				Reviewer Comment (2024-12-11): Updated Field Report also provided , lower value but within 6.26% of OA and accepted.	12/11/2024			1		A		A		A		A		A		UT	Primary	Purchase		C	B	A	A	B	B	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	48718625	32928291			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	VVOE - Employment Only is not available at the time of review.				Reviewer Comment (2024-12-12): Received Third party Employment Verification within 10 days of Closing date for XXXXX. Exception cleared Buyer Comment (2024-12-11): VOE Reviewer Comment (2024-12-04): Received a copy of Third Party Verification of Income dated XX/XX/XX which is not within 10 business days of the Note. Provided document we already have in file. Need a copy of Verification(s) of employment is not within 10 business days of the Note. Exception Remains Buyer Comment (2024-12-03): VOE for XXXXX	12/12/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45829051	32928338			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on XX/XX/XX disclosed an Initial Escrow Payment that was paid by the Seller.				Buyer Comment (2024-12-05): Acknowledged as non-material. seller paid escrow funds.			12/05/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44189165	32928527			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XX incorrectly disclosed whether the loan will have an escrow account.	TRID Final Closing Disclosure Will Not Have Escrow - Reason				Reviewer Comment (2024-12-23): XXXXX Received Corrected PCCD and LOE. Buyer Comment (2024-12-20): Updated LOE and PCCD Reviewer Comment (2024-12-18): XXXXX received corrected PCCD and LOE, however. the LOE does not explain the changes made on PCCD. Please provide LOE to borrower for changes made on CD. Buyer Comment (2024-12-17): LOE and PCCD		12/23/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45655141	32928582			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Missing evidence the appraisal was provided to the borrower three (3) business days prior to consummation.				Reviewer Comment (2024-12-11): Received a copy of appraisal valuation 3 days acknowledgment. Exception Cleared Buyer Comment (2024-12-10): XX/XX/XX Report Reviewer Comment (2024-12-09): Received appraisal delivered dated XX/XX/XX. Require original appraisal report. Exception Remains Buyer Comment (2024-12-06): Appraisal delivery	12/11/2024			1	B	A	B	A	B	A	B	A	B	A		MI	Second Home	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45655141	32928583			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $630.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-29): Sufficient Cure Provided At Closing		11/29/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	45655141	32928584			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $170.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-11-29): Sufficient Cure Provided At Closing		11/29/2024		1	A	A	A	A	A	A	A	A	A	A		MI	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46654681	32928670			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	WVOE document not available at the time of review within 10 days of closing.				Reviewer Comment (2024-12-10): Received VVOE for Borrower XXXXXX. Exception Cleared Buyer Comment (2024-12-09): Email VOE	12/10/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	46654681	32928671			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal was provided to the borrower on XX/XX/XX, presumed received XX/XX/XX. Missing evidence of receipt three (3) business days prior to consummation.				Reviewer Comment (2024-12-10): Appraisal received on XX/XX/XX. Exception Cleared Buyer Comment (2024-12-09): Mailbox rule includes Saturday, presumed receipt is XX/XX/XX which is 3 business prior to XX/XX/XX closing.	12/10/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42746573	32928965			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	1084 or Income Worksheet and WVOE - Including income are missing for employment "Flightstar Corporation" for borrower.				Reviewer Comment (2024-12-27): Received income worksheet and WVOE exception cleared. Buyer Comment (2024-12-27): Income worksheet and WVOE	12/27/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	42746573	32928968			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $210.00 exceeds tolerance of $170.00. Sufficient or excess cure was provided to the borrower.	Sufficient cure provided at closing.				Reviewer Comment (2024-12-19): Sufficient Cure Provided within 60 Days of Closing		12/19/2024		1	A	A	A	A	A	A	A	A	A	A		AZ	Second Home	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44474375	32928989			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		AUS is missing.				Reviewer Comment (2024-11-26): Received AUS and 1008. Exception Cleared Buyer Comment (2024-11-23): 1008 Reviewer Comment (2024-11-20): Received Updated AUS however DTI not matches. AUS DTI 28.56% over 1008 DTI 28.53%. please run 1008. exception remains. Buyer Comment (2024-11-18): AUS Reviewer Comment (2024-11-13): Provide Final submitted AUS with term matching with 1008. Like HTI and DTI not matching with provided AUS. Exception Remains Buyer Comment (2024-11-11): AUS	11/26/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44474375	32928990			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Rural characteristics, per appraisal property is rural and log construction, further review required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above 680.	5 or more years	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-03): Investor accepts and waives with compensating factors. Buyer Comment (2024-12-03): Meets XXXXX guideline. Buyer Comment (2024-12-03): XXXXX accepts. Buyer Comment (2024-12-02): Loan is moving to XXXXX, XXXXX Program.			12/03/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44474375	32928991			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		On the final CD D0225 Page 2 and 3 i.e. Section F Prepaid Fees and Summary Transactions Calculation reflects strike off i.e. cancel mark.				Reviewer Comment (2024-11-13): Received PCCD without any Cancel Mark. Exception Cleared Buyer Comment (2024-11-11): PCCD	11/13/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43709937	32929082			Credit	Missing Document	General	Missing Document	Missing Document: Trust Agreement (Asset) not provided		Trust Agreement (Asset) is missing for the account number ending with XXXXX.				Reviewer Comment (2024-11-20): Updated 1003/1008/AUS received without using trust asset. exception cleared. Buyer Comment (2024-11-18): see attached Reviewer Comment (2024-11-14): Require updated 1003/AUS/1008 without using XXXXX account #XXXXX Exception Remains. Final1003/AUS noted this account being used for qualification. Buyer Comment (2024-11-12): see attached	11/20/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	43709937	32929083			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		As per Guideline Rural Zoned Properties not allowed, as per Appraisal Property location is Rural/Residential with rural characteristics.
The qualifying DTI on the loan is at least 10% less than the guideline maximum.
Borrower has verified disposable income of at least $2500.00.
Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The representative FICO score exceeds the guideline minimum by at least 40 points.
The representative FICO score is above 680.
																39.96 vs 50%	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-10): Investor accepts and approves to waive with compensating factors. Buyer Comment (2024-12-09): XXXXX accepts rural meeting XXXXX guideline. Buyer Comment (2024-12-09): Please move to loan to XXXXX.			12/10/2024	2	B	B	B	B	B	B	B	B	B	B		CO	Second Home	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44988181	32929085			Credit	Credit	Credit Documentation	Credit	Credit Report Error: Missing source document for credit/housing history.		Require verification of rent on rental residence XXXXX.
Reviewer Comment (2024-11-25): Rent verified with Bank Statement for XXXXX on XX/XX/XX. Exception cleared.
Buyer Comment (2024-11-22): LOX
Buyer Comment (2024-11-22): The borrower explained they rented property at 3813 Starr court, for $3190/mo. There is an LOX and payments shown from their bank statement to the property owner. XX/XX/XX- First month, XXXXX, rent 3190 400 deposit= $3590 to XXXXX (owner- see property report attached) XX/XX/XX rent $3190 to XXXXX XX/XX/XX rent $3190 to XXXXX
Buyer Comment (2024-11-22): The borrower explained they rented property at XXXXX, for $3190/mo. There is an LOX and payments shown from their bank statement to the property owner. XX/XX/XX- First month, XXXXX, rent 3190 400 deposit= $3590 to XXXXX (owner- see property report attached) XX/XX/XX rent $3190 to XXXXX XX/XX/XX rent $3190 to XXXXX

																			11/25/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44988181	32929087			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided		Require tax information sheet with county tax rate to match lender calculated annual tax of $XXXXX
Reviewer Comment (2024-12-02): Received Tax Cert, PCCD and AUS. matching the monthly HOI payment. exception cleared.
Buyer Comment (2024-11-29): tax
Buyer Comment (2024-11-29): DU
Buyer Comment (2024-11-29): CD
Reviewer Comment (2024-11-22): previously Lender has provided revised AUS and PCCD with change in Tax amount to $XXXXX/monthly and now again Change tax amount to $XXXXX/monthly. If Lender used $XXXXX/monthly tax amount then Lender to provide Updated AUS and PCCD again with change in tax amount to $XXXXX. Exception Remains
Buyer Comment (2024-11-21): tax cert $XXXXX
Reviewer Comment (2024-11-15): AUS, and CD Received, Require updated 1008/1003/ first payment letter and Escrow disclosure with change in tax amount. Exception Remains
Buyer Comment (2024-11-14): Updated AUS and PCCD with taxes matching tax cert in file

																			12/02/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44988181	32929089			Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		Business assets used must be accompanied by a CPA letter confirming that the withdrawal of the funds from the business will not harm the financial strength of the business and it is missing in the file.
The representative FICO score is above 680.
Borrower has been employed in the same industry for more than 5 years.
Borrower has verified disposable income of at least $2500.00.
Borrower has worked in the same position for more than 3 years.
Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.
The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.
The Loan to Value (LTV) on the loan is less than or equal to 70%.
The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.
The representative FICO score exceeds the guideline minimum by at least 40 points.
																805 vs 680	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-12-10): Investor accepts and agrees to waive with compensating factors. Buyer Comment (2024-12-10): Loan moving to XXXXX, obtained exception to allow CFA. Reviewer Comment (2024-12-05): Received Business Cash Flow Analysis however as per V12 guidelines page 10 of 22 it require CPA letter confirming that the withdrawal of the funds from the business will not harm the financial strength of the business. exception remains. Buyer Comment (2024-12-03): Cash Flow Reviewer Comment (2024-11-25): Per the guidelines a CPA letter is required. Buyer Comment (2024-11-21): LOX			12/10/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	44519684	32937091			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XX, Most Recent Tax Return End Date XX/XX/XX, Tax Return Due Date XX/XX/XX.	Informational level two exception only. Missing XXXXX personal tax returns				Reviewer Comment (2024-12-05): Client elects to waive. Buyer Comment (2024-12-04): XXXXX Rebuttal			12/05/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49245736	32937225			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Coverage amount not provided on preliminary title.				Reviewer Comment (2024-12-12): Exception Cleared; Title Preliminary Supplemental policy is received. Buyer Comment (2024-12-11): Title supplement	12/12/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	49245736	32937226			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $700.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-12-09): Sufficient Cure Provided At Closing		12/09/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
[redacted]	[redacted]	[redacted]	[redacted]	47117986	32937236			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		File is missing a copy of the final title policy.				Reviewer Comment (2024-12-19): Final title policy received with policy amount. Exception Cleared.	12/19/2024			1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47117986	32937237			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	E-sign Consent Agreement is missing.				Reviewer Comment (2024-12-23): Econsent provided. Reviewer Comment (2024-12-19): Provided E-consent has the date prior to the application date, provide E-Sign consent agreement. Exception Remains. Buyer Comment (2024-12-17): E - Sign Consent	12/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	47117986	32937238			Credit	Title	Document Error	Title	The Preliminary title policy is within XXXXX or XXXXX and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Coverage amount not provided on preliminary title.				Reviewer Comment (2024-12-19): Final title policy received with policy amount. Exception Cleared. Buyer Comment (2024-12-18): Title	12/19/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
[redacted]	[redacted]	[redacted]	[redacted]	41020688	32937246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.	Revised Loan Estimate provided on XX/XX/XX not received by borrower at least four (4) business days prior to closing.				Reviewer Comment (2024-12-19): XXXXX received proof of earlier electronic receipt Buyer Comment (2024-12-18): Disclosure Tracking Summary Reviewer Comment (2024-12-17): The final LE was not received four or more business days prior to consummation. Buyer Comment (2024-12-17): Disclosure Tracking	12/19/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No